UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — 70.5%
Argentina — 3.1%
Republic of Argentina (NR/NR)
EUR	6,064,788	7.820	%(a)	12/31/33	$6,310,305
	5,365,991	7.820		12/31/33	5,641,580
	29,380,000	0.000	(a)	12/15/35	6,113,875
	$3,400,000	0.000	(a)	12/15/35	572,900
EUR	1,320,000	2.260	(b)	12/31/38	665,184

					19,303,844

Belarus — 0.8%
Republic of Belarus (B/B2)
	$5,519,000	8.750		08/03/15	5,001,594
	400,000	8.950		01/26/18	354,000

					5,355,594

Belize(b) — 0.1%
Government of Belize (B/B3)
	1,330,000	6.000		02/20/29	877,800

Brazil — 2.8%
Federal Republic of Brazil (NR/Baa2)
	9,377,000	4.875		01/22/21	10,024,013
Federal Republic of Brazil (BBB-/Baa2)
	1,000,000	8.875		10/14/19	1,370,000
	2,210,000	8.250		01/20/34	3,038,750
	540,000	7.125		01/20/37	666,900
	2,360,000	5.625		01/07/41	2,424,900

					17,524,563

Bulgaria — 0.2%
Republic of Bulgaria (BBB/Baa3)
	1,040,000	8.250		01/15/15	1,214,200

Chile — 0.3%
Republic of Chile (A+/Aa3)
	1,750,000	3.875		08/05/20	1,756,643

Colombia — 5.9%
Republic of Colombia (BBB-/Baa3)
	370,000	8.250		12/22/14	446,775
	3,368,000	7.375		01/27/17	4,125,800
	9,020,000	7.375		03/18/19	11,243,430
	9,970,000	7.375		09/18/37	12,562,200
	8,020,000	6.125		01/18/41	8,681,650

					37,059,855

Costa Rica — 0.3%
Republic of Costa Rica (BB+/Baa3)
	1,183,000	9.995		08/01/20	1,623,668

Croatia — 1.2%
Republic of Croatia (BBB-/Baa3)
	660,000	6.625		07/14/20	698,775
	6,350,000	6.375	(c)	03/24/21	6,580,188

					7,278,963

Principal	Interest		Maturity
Amount	Rate		Date	Value
Sovereign Debt Obligations — (continued)
Dominican Republic — 1.6%
Dominican Republic (B+/B1)
$5,246,289	9.040%		01/23/18	$5,888,959
2,630,000	7.500	(c)	05/06/21	2,748,350
1,060,000	8.625		04/20/27	1,158,050

				9,795,359

El Salvador — 0.7%
Republic of El Salvador (BB-/Ba2)
2,582,000	8.250		04/10/32	2,885,385
600,000	7.650		06/15/35	621,000
640,000	7.625	(c)	02/01/41	654,400

				4,160,785

Gabon — 0.4%
Republic of Gabon (BB-/NR)
590,000	8.200	(c)	12/12/17	690,300
1,640,000	8.200		12/12/17	1,918,800

				2,609,100

Georgia — 0.3%
Republic of Georgia (B+/Ba3)
200,000	6.875		04/12/21	204,500
1,590,000	6.875	(c)	04/12/21	1,625,775

				1,830,275

Ghana — 0.3%
Republic of Ghana (B/NR)
1,650,000	8.500		10/04/17	1,864,500

Hungary — 2.4%
Hungary Government Bond (BBB-/Baa3)
9,670,000	6.375		03/29/21	10,153,500
4,410,000	7.625		03/29/41	4,760,597

				14,914,097

Iceland(c) — 1.2%
Republic of Iceland (NR/Baa3)
7,800,000	4.875		06/16/16	7,737,042

Indonesia — 7.9%
Republic of Indonesia (BB+/Ba1)
4,650,000	6.750		03/10/14	5,196,375
820,000	7.500		01/15/16	971,700
7,014,000	11.625		03/04/19	10,336,882
8,929,000	5.875	(c)	03/13/20	9,911,190
4,950,000	4.875	(c)	05/05/21	5,086,125
2,080,000	8.500		10/12/35	2,808,000
3,198,000	7.750	(c)	01/17/38	4,013,490
9,044,000	7.750		01/17/38	11,350,220

				49,673,982

Iraq — 1.0%
Republic of Iraq (NR/NR)
6,830,000	5.800		01/15/28	6,189,688

Ivory Coast(d) — 1.0%
Republic of Ivory Coast (NR/NR)
1,000,000	2.500	(c)	12/31/32	528,750
10,489,000	2.500		12/31/32	5,546,059

				6,074,809

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Lebanon — 1.4%
Republic of Lebanon (B/NR)
	$4,360,000	8.250%		04/12/21	$5,030,350
	600,000	6.375		03/09/20	616,500
Republic of Lebanon MTN (B/NR)
	2,527,000	4.000		12/31/17	2,441,082
Republic of Lebanon MTN (NR/NR)
	870,000	9.000		03/20/17	1,022,250

					9,110,182

Lithuania(c) — 1.2%
Republic of Lithuania (BBB/Baa1)
	7,130,000	6.125		03/09/21	7,566,713

Malaysia — 1.4%
Malaysia (A-/A3)
	3,500,000	7.500		07/15/11	3,503,647
Wakala Global Sukuk Bhd (A-/A3)(c)
	5,180,000	4.646		07/06/21	5,188,806

					8,692,453

Mexico — 3.3%
Mexican Bonos (A/Baa1)
MXN	11,939,100	8.000		06/11/20	1,097,961
	4,612,500	6.500		06/10/21	381,786
	5,023,000	8.500		11/18/38	451,280
United Mexican States (A/Baa1)
	48,984,600	10.000		12/05/24	5,198,246
United Mexican States (BBB/Baa1)
	$1,000	7.500		01/14/12	1,033
	540,000	5.875		01/15/14	596,700
	250,000	6.625		03/03/15	290,250
	3,100,000	5.950		03/19/19	3,560,350
	580,000	8.300		08/15/31	794,600
	3,696,000	6.750		09/27/34	4,303,992
	1,510,000	6.050		01/11/40	1,606,640
	2,820,000	5.750	(e)	10/12/10	2,622,600

					20,905,438

Nigeria — 0.7%
Republic of Nigeria (B+/NR)
	2,360,000	6.750		01/28/21	2,463,250
	1,800,000	6.750	(c)	01/28/21	1,878,750

					4,342,000

Pakistan — 0.5%
Islamic Republic of Pakistan (B-/B3)
	1,070,000	6.875	(c)	06/01/17	866,700
	1,320,000	6.875		06/01/17	1,069,200
	1,420,000	7.875		03/31/36	994,000

					2,929,900

Panama — 1.0%
Republic of Panama (BBB-/Baa3)
	184,000	7.250		03/15/15	216,660
	2,010,000	8.875		09/30/27	2,849,175
	2,360,000	9.375	(f)	04/01/29	3,504,600

					6,570,435

Peru — 1.4%
Republic of Peru (BBB-/Baa3)
	3,442,000	7.350		07/21/25	4,202,682
	3,484,000	8.750		11/21/33	4,738,240

					8,940,922

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Philippines — 3.7%
Republic of Philippines (BB/Ba2)
	$3,169,000	8.375%		06/17/19	$4,088,010
	965,000	7.500		09/25/24	1,184,537
	1,000,000	9.500	(f)	10/21/24	1,400,000
	1,350,000	5.500		03/30/26	1,390,500
	2,412,000	9.500		02/02/30	3,506,445
	1,912,000	7.750		01/14/31	2,390,000
	8,436,000	6.375		10/23/34	9,269,055

					23,228,547

Qatar — 0.5%
State of Qatar (AA/Aa2)
	3,000,000	5.250		01/20/20	3,198,000

Russia — 6.6%
Russian Federation (BBB/Baa1)
	800,000	3.625	(c)	04/29/15	820,400
	34,401,050	7.500	(b)	03/31/30	40,541,637

					41,362,037

Serbia(b) — 0.4%
Republic of Serbia (BB/NR)
	2,772,000	6.750		11/01/24	2,772,000

South Africa — 3.1%
Republic of South Africa (NR/A3)
ZAR	60,985,000	6.750		03/31/21	8,032,238
Republic of South Africa (A/A3)
	19,030,000	7.250		01/15/20	2,621,743
	50,930,000	10.500		12/21/26	8,749,878

					19,403,859

South Korea — 0.3%
Republic of Korea (A/A1)
	$1,450,000	7.125		04/16/19	1,742,610

Sri Lanka — 0.1%
Republic of Sri Lanka (B+/NR)
	540,000	7.400	(c)	01/22/15	588,222
	274,000	7.400		01/22/15	298,468

					886,690

Turkey — 4.2%
Republic of Turkey (BB/Ba2)
	2,370,000	7.000		09/26/16	2,713,650
	11,635,000	5.625		03/30/21	12,158,575
	610,000	7.375		02/05/25	720,105
	7,350,000	7.250		03/05/38	8,415,750
	1,947,000	6.750		05/30/40	2,095,945

					26,104,025

Ukraine — 4.0%
Ukraine Government (B+/B2)
	7,680,000	6.250	(c)	06/17/16	7,653,195
	3,940,000	6.580		11/21/16	3,971,520
	1,200,000	6.750		11/14/17	1,206,000
	5,550,000	7.750		09/23/20	5,752,575
	4,750,000	7.950	(c)	02/23/21	4,947,125
	1,340,000	7.950		02/23/21	1,395,610

					24,926,025

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Uruguay — 1.6%
Republic of Uruguay (BB+/Ba1)
	$1,146,907	8.000%		11/18/22	$1,484,098
	466,000	6.875		09/28/25	568,520
	6,266,000	7.625		03/21/36	7,879,495

					9,932,113

Venezuela — 3.6%
Republic of Venezuela (BB-/B2)
	650,000	5.750		02/26/16	500,500
	510,000	13.625		08/15/18	502,350
	1,170,000	13.625		08/15/18	1,152,450
	8,450,000	7.750		10/13/19	6,062,875
	6,531,000	6.000		12/09/20	4,042,689
	1,250,000	9.000		05/07/23	890,625
	6,410,000	8.250		10/13/24	4,310,725
	7,110,000	7.650		04/21/25	4,568,175
	1,170,000	7.000		03/31/38	669,825

					22,700,214

TOTAL SOVEREIGN DEBT OBLIGATIONS					$442,158,930

Corporate Obligations — 23.6%
Bermuda(g) — 0.1%
Digicel Ltd. (NR/B1)
	$660,000	8.250%		09/01/17	$689,734

Brazil — 1.9%
Banco Votorantim SA (BB+/Baa1)(c)
BRL	2,030,173	6.250		05/16/16	1,314,790
BFF International Ltd. (BB+/Ba1)(g)
	$2,730,000	7.250		01/28/20	2,891,200
CCL Finance Ltd. (BB/NR)
	1,058,000	9.500		08/15/14	1,230,389
Companhia Energetica de Sao Paulo (NR/Ba1)
BRL	2,307,622	9.750		01/15/15	1,644,359
Hypermarcas SA (BB-/Ba2)(c)(g)
	$1,870,000	6.500		04/20/21	1,849,969
Independencia International Ltd. (NR/NR)(c)(d)(g)
	1,277,436	12.000		12/30/16	25,549
Telemar Norte Leste SA (BBB-/Baa2)(c)(g)
	3,024,000	5.500		10/23/20	2,960,291

					11,916,547

Canada(c) — 0.5%
PTT Exploration and Production Public Co. Ltd. (BBB+/Baa1)
	3,080,000	5.692		04/05/21	3,121,983

Chile — 1.8%
Banco del Estado de Chile (A+/Aa3)(g)
	280,000	4.125		10/07/20	270,607
	4,670,000	4.125	(c)	10/07/20	4,502,494
Corporacion Nacional del Cobre (A/A1)
	1,160,000	3.750	(c)	11/04/20	1,094,093
	2,995,000	6.150		10/24/36	3,216,848
E-CL SA (BBB-/NR)(c)(g)
	2,070,000	5.625		01/15/21	2,140,458

					11,224,500

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Colombia(g) — 0.7%
EEB International Ltd. (BB/NR)
	$690,000	8.750	%(c)	10/31/14	$731,425
	1,020,000	8.750		10/31/14	1,081,237
TGI International Ltd. (BB/NR)
	760,000	9.500	(c)	10/03/17	844,717
	1,440,000	9.500		10/03/17	1,596,922

					4,254,301

Hong Kong — 1.0%
Country Garden Holdings Co. (BB-/Ba3)(f)
CNY	6,700,000	2.500		02/22/13	1,166,074
ENN Energy Holdings Ltd. (BBB-/Baa3)(c)(g)
	$1,010,000	6.000		05/13/21	992,000
Evergrande Real Estate Group Ltd. (BB-/B2)
CNY	14,110,000	7.500		01/19/14	2,085,352
Fosun International Ltd. (BB+/Ba2)(c)(g)
	$200,000	7.500		05/12/16	197,377
Longfor Properties Co. Ltd. (BB/Ba3)(c)(g)
	200,000	9.500		04/07/16	205,000
Sinochem Overseas Capital Co. Ltd. (BBB+/Baa1)(c)
	1,490,000	6.300		11/12/40	1,464,495

					6,110,298

Ireland — 0.7%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB/Ba3)
	720,000	6.493	(c)	02/02/16	738,900
	570,000	9.125		04/30/18	644,100
	2,840,000	7.748	(c)	02/02/21	2,918,100

					4,301,100

Kazakhstan — 3.3%
Development Bank of Kazakhstan JSC (BBB/Baa3)(c)
	1,700,000	5.500		12/20/15	1,751,000
Halyk Savings Bank of Kazakhstan JSC (B+/Ba3)
	2,110,000	7.250		05/03/17	2,152,200
	1,240,000	7.250	(c)	01/28/21	1,254,148
Kazakhstan Temir Zholy Finance BV (BBB-/Baa3)(c)
	700,000	6.375		10/06/20	745,500
Kazatomprom (NR/Baa3)
	700,000	6.250	(c)	05/20/15	743,750
	450,000	6.250		05/20/15	478,125
KazMunaiGaz Finance Sub BV (BBB-/Baa3)
	10,000	8.375	(c)	07/02/13	10,900
	2,100,000	11.750	(c)	01/23/15	2,606,625
	5,360,000	11.750		01/23/15	6,653,100
	1,080,000	7.000	(c)	05/05/20	1,188,000
KazMunayGas National Co. (BBB-/Baa3)(c)
	2,530,000	6.375		04/09/21	2,675,475
KazMunayGas National Co. (NR/Baa3)
	400,000	7.000		05/05/20	440,000

					20,698,823

Luxembourg — 2.6%
Alrosa Finance SA (BB-/Ba3)
	4,060,000	7.750		11/03/20	4,410,175
	1,700,000	7.750	(c)	11/03/20	1,846,625

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Luxembourg — (continued)
Gaz Capital SA for Gazprom (BBB/Baa1)(f)
	$3,090,000	9.250%		04/23/19	$3,843,187
Gazprom International SA for Gazprom (BBB+/NR)
	2,178,746	7.201		02/01/20	2,388,451
OJSC Vimpel Communications (BB/Ba3)
	710,000	8.250		05/23/16	776,563
TNK-BP Finance SA (BBB-/Baa2)
	1,490,000	7.875		03/13/18	1,706,050
	1,410,000	7.250		02/02/20	1,558,050

					16,529,101

Malaysia — 0.7%
Petronas Capital Ltd. (A-/A1)
	1,630,000	5.250		08/12/19	1,755,673
	2,200,000	5.250	(c)	08/12/19	2,369,620

					4,125,293

Mexico — 3.9%
Cemex Finance LLC (B/NR)(g)
	1,110,000	9.500		12/14/16	1,152,153
	1,900,000	9.500	(c)	12/14/16	1,972,153
Cemex SAB de CV (B/NR)(a)(c)
	1,460,000	5.246		09/30/15	1,405,331
GEO Maquinaria (NR/NR)(c)(g)
	1,100,000	9.625		05/02/21	1,122,000
Pemex Project Funding Master Trust (BBB/Baa1)(g)
	6,296,000	5.750		03/01/18	6,894,120
	6,420,000	6.625		06/15/35	6,724,950
Petroleos Mexicanos (BBB/Baa1)(g)
	2,572,000	8.000		05/03/19	3,176,420
	1,820,000	5.500		01/21/21	1,911,000

					24,358,127

Netherlands — 0.4%
Arcos Dorados Holdings, Inc. (NR/Ba2)(g)
	1,290,000	7.500		10/01/19	1,398,507
VimpelCom Holdings BV (NR/Ba3)(c)
	1,180,000	7.504		03/01/22	1,158,149

					2,556,656

Philippines — 0.4%
Energy Development Corp. (NR/NR)
	1,820,000	6.500		01/20/21	1,874,600
Quezon Power Philippines Ltd. (B+/B1)(g)
	389,400	8.860		06/15/17	424,933

					2,299,533

Qatar(g) — 1.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II (A/Aa3)
	6,147,739	5.298		09/30/20	6,593,450
Ras Laffan Liquefied Natural Gas Co. Ltd. III (A/Aa3)(c)
	180,000	5.500		09/30/14	196,200
	470,680	5.832		09/30/16	514,218

					7,303,868

South Africa — 1.2%
Eskom Holdings Ltd. (BBB+/Baa2)(c)(g)
	1,270,000	5.750		01/26/21	1,311,591
Peermont Proprietary Global Ltd. (B-/B3)(g)
EUR	3,670,000	7.750		04/30/14	4,612,443
Transnet Ltd. (NR/A3)(c)
	$1,810,000	4.500		02/10/16	1,877,875

					7,801,909

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Turkey — 1.0%
Akbank TAS (NR/Ba1)
	$3,880,000	5.125%	07/22/15	$3,850,900
Turkiye Garanti Bankasi AS (NR/Ba1)(c)
	2,570,000	6.250	04/20/21	2,492,900

				6,343,800

Ukraine — 0.1%
Financing of Infrastructural Projects State Enterprise (NR/B2)
	600,000	8.375	11/03/17	625,500
NAK Naftogaz Ukraine (NR/NR)
	310,000	9.500	09/30/14	338,675

				964,175

United Arab Emirates(g) — 0.8%
Dolphin Energy Ltd. (NR/A1)
	1,502,120	5.888 (c)	06/15/19	1,617,783
	1,873,232	5.888	06/15/19	2,017,471
ICICI Bank Ltd. (BBB-/Baa2)(c)
	1,590,000	4.750	11/25/16	1,592,423

				5,227,677

Venezuela(g) — 1.3%
Petroleos de Venezuela SA (B+/NR)
	191,900	5.250	04/12/17	120,417
	1,320,000	8.500	11/02/17	973,500
	7,160,000	8.500 (c)	11/02/17	5,280,500
	3,720,000	5.375	04/12/27	1,860,000
	310,000	5.500	04/12/37	151,125

				8,385,542

TOTAL CORPORATE OBLIGATIONS				$148,212,967

Structured Note(a) — 1.9%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
BRL	18,502,384	0.000%	08/15/40	$11,767,975

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$602,139,872

Short-term Investment(h) — 5.2%
Repurchase Agreement — 5.2%
Joint Repurchase Agreement Account II
	$32,400,000	0.077%	07/01/11	$32,400,000

TOTAL INVESTMENTS — 101.2%				$634,539,872

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%				(7,708,083)

NET ASSETS — 100.0%				$626,831,789

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

(b) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2011.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $129,919,928, which represents approximately 20.7% of net assets as of June 30, 2011.

(d) Security is currently in default and/or non-income producing.

(e) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(f) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(h) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	— Brazilian Real
CNY	— Chinese Yuan
EUR	— Euro
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
NR	— Not Rated

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Barclays Bank PLC	BRL/USD	07/14/11	$3,326,197	$191,197
	CNY/USD	09/30/11	6,404,412	10,412
	HUF/EUR	09/21/11	3,252,277	17,755
	HUF/USD	09/21/11	2,116,899	83,295
	KRW/USD	07/14/11	6,547,595	351,595
	MYR/USD	07/14/11	6,239,366	45,366
	RUB/USD	07/14/11	6,287,872	96,872
	USD/CNY	05/09/12	15,424,396	13,322
	USD/MYR	07/14/11	7,754,017	27,067
	USD/PHP	07/14/11	3,294,632	29,368
	ZAR/USD	07/07/11	395,022	5,949
Citibank NA	CNY/USD	07/07/11	40,179,693	400,383
	ILS/USD	09/21/11	1,643,144	23,144
	INR/USD	07/14/11	6,223,747	27,236
	KRW/USD	07/14/11	21,822,945	501,158
	MXN/USD	09/21/11	3,282,096	55,096
	MYR/USD	07/14/11	6,254,112	58,112
	RUB/USD	07/14/11	12,908,419	42,419
	TWD/USD	07/14/11	12,812,294	105,222
	USD/EUR	09/21/11	8,469,128	40,454
	USD/PHP	07/14/11	1,583,434	15,566
	ZAR/USD	09/21/11	13,432,283	6,150
Deutsche Bank AG (London)	INR/USD	07/14/11	3,171,883	75,884
	PHP/USD	07/14/11	6,202,861	6,861
HSBC Bank PLC	CNY/USD	09/30/11	6,401,437	7,437
	INR/USD	07/14/11	12,782,722	98,722
	TWD/USD	07/25/11	6,515,046	54,046
	USD/PHP	07/14/11	3,155,760	38,240
JPMorgan Securities, Inc.	CNY/USD	07/07/11	938,164	9,164
	MXN/USD	07/26/11	5,364,200	73,791
	PHP/USD	07/14/11	137,751	194
	USD/ZAR	07/07/11	7,999,299	15,511
Morgan Stanley & Co.	INR/USD	07/14/11	6,246,776	68,580
Royal Bank of Canada (UK)	KRW/USD	07/14/11	6,488,367	66,367
UBS AG (London)	RUB/USD	07/14/11	6,348,935	152,935

TOTAL				$2,814,870

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Barclays Bank PLC	USD/CNY	05/09/12	$18,965,111	$(5,111)
	USD/EUR	09/21/11	6,581,231	(134,161)
	USD/HUF	08/23/11	2,105,064	(20,575)
	USD/INR	07/14/11	3,215,558	(55,558)
	USD/KRW	07/14/11	10,099,623	(155,851)
	USD/MYR	07/14/11	6,515,527	(67,527)
	USD/SGD	09/21/11	6,544,133	(75,133)
	USD/TWD	07/14/11	12,792,394	(65,395)
	USD/ZAR	07/07/11	3,867,182	(126,659)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Citibank NA	CNY/USD	05/09/12	$11,605,688	$(56,581)
	MYR/USD	07/14/11	3,174,313	(15,540)
	PHP/USD	07/14/11	3,209,599	(4,374)
	RUB/USD	07/14/11	6,453,257	(19,743)
	USD/BRL	07/14/11	4,891,429	(148,429)
	USD/CNY	07/07/11	11,477,828	(20,855)
	USD/CNY	08/22/11	3,877,080	(10,080)
	USD/INR	07/14/11	16,085,712	(101,712)
	USD/KRW	07/14/11	6,402,479	(69,479)
	USD/MXN	07/26/11	5,709,418	(59,361)
	USD/RUB	07/14/11	12,735,568	(171,569)
Credit Suisse International (London)	MXN/USD	07/26/11	9,234,677	(1,417)
	USD/HUF	07/01/11	1,480,229	(7,842)
Deutsche Bank AG (London)	MYR/USD	07/14/11	6,411,264	(19,736)
	TRY/USD	09/21/11	122,548	(2,499)
	USD/BRL	07/14/11	6,128,762	(157,288)
	USD/CNY	07/07/11	6,775,755	(68,755)
	USD/EUR	07/27/11	22,914,936	(330,222)
	USD/HUF	07/01/11	637,856	(10,118)
	USD/INR	07/14/11	2,708,203	(23,203)
	USD/RUB	07/14/11	6,332,783	(142,385)
HSBC Bank PLC	CNY/USD	05/09/12	11,559,488	(33,578)
	EUR/HUF	09/21/11	3,228,034	(27,990)
	ILS/USD	09/21/11	9,636,527	(88,667)
	MXN/USD	09/21/11	3,209,337	(1,663)
	SGD/USD	09/21/11	6,464,536	(2,464)
	USD/CNY	07/07/11	11,432,137	(41,878)
	USD/KRW	07/14/11	5,375,915	(130,703)
	USD/RUB	07/14/11	6,539,411	(77,411)
	USD/ZAR	09/21/11	5,609,125	(103,125)
JPMorgan Securities, Inc.	HUF/USD	09/21/11	3,221,140	(29,368)
	PLN/USD	09/21/11	6,810,626	(70,925)
	USD/KRW	07/14/11	6,551,343	(89,343)
	USD/MXN	09/21/11	6,006,849	(51,543)
	USD/RUB	07/14/11	6,437,473	(153,751)
Morgan Stanley & Co.	CNY/USD	05/09/12	11,559,488	(51,793)
	MXN/USD	07/26/11	731,283	(6,684)
	USD/CNY	07/07/11	11,432,137	(27,816)
	USD/EUR	09/21/11	6,581,231	(134,980)
	USD/ILS	09/21/11	4,975,398	(123,399)
	USD/PLN	09/21/11	4,301,082	(96,082)
Royal Bank of Canada	MYR/USD	07/14/11	6,410,294	(11,706)
	USD/ZAR	07/07/11	8,753,246	(331,217)
	USD/ZAR	09/21/11	6,581,913	(119,913)
State Street Bank	USD/HUF	09/21/11	3,255,444	(95,444)
UBS AG (London)	EUR/PLN	09/21/11	2,106,190	(12,754)
	USD/BRL	07/14/11	6,597,534	(307,309)
	USD/INR	07/14/11	3,251,244	(39,244)

TOTAL				$(4,407,908)

FUTURES CONTRACTS — At June 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Ultra Long U.S. Treasury Bonds	(55)	September 2011	$(6,943,750)	$123,659
2 Year U.S. Treasury Notes	125	September 2011	27,417,969	48,563
5 Year U.S. Treasury Notes	61	September 2011	7,270,914	(75,054)
10 Year U.S. Treasury Notes	218	September 2011	26,667,531	(182,045)
30 Year U.S. Treasury Bonds	181	September 2011	22,268,656	(266,540)

TOTAL				$(351,417)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	Received by	Made by	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Gain (Loss) *

Deutsche Bank Securities, Inc.	KRW	2,601,578	07/06/11	3.620%	3 month KWCDC	$1,397
		4,346,604	07/07/11	3.626	3 month KWCDC	2,420
	BRL	9,760	01/02/14	12.250	1 month Brazilian Interbank Deposit Average	(40,733)
		19,510	01/02/14	12.265	1 month Brazilian Interbank Deposit Average	(78,202)
		38,000	01/02/14	12.500	1 month Brazilian Interbank Deposit Average	(40,726)

TOTAL						$(155,844)

* There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) of the swap contract(s) is equal to their market value.

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit
		Notional	Received		Spread at		Upfront Payments
	Referenced	Amount	(Paid) by	Termination	June 30, 2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(a)	Value	by the Fund	Gain (Loss)

Protection Sold:
Bank of America Securities LLC	Ukraine Government 6.75%, 11/14/17	$3,070	5.000%	03/20/16	452	$66,097	$73,154	$(7,057)
JPMorgan Securities, Inc.	Republic of Bulgaria 8.25%, 01/15/15	2,940	1.000	03/20/16	205	(135,777)	(193,235)	57,458

TOTAL						$(69,680)	$(120,081)	$50,401

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$617,065,124

Gross unrealized gain	23,808,333
Gross unrealized loss	(6,333,585)

Net unrealized security gain	$17,474,748

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — 96.3%
Aerospace — 0.5%
Spirit AeroSystems, Inc. (BB-/Ba3)
	$3,000,000	7.500%	10/01/17	$3,165,000
	2,000,000	6.750	12/15/20	2,035,000
TransDigm, Inc. (B-/B3)(a)
	17,750,000	7.750	12/15/18	18,637,500

				23,837,500

Agriculture — 0.1%
Smithfield Foods, Inc. (BB/Ba3)
	3,000,000	10.000	07/15/14	3,483,750

Airlines(a) — 0.3%
Air Canada (B+/B1)
	15,625,000	9.250	08/01/15	16,093,750

Automotive — 2.3%
Chrysler Group LLC/CG Co-Issuer, Inc. (B/B2)(a)
	11,000,000	8.000	06/15/19	10,752,500
	19,750,000	8.250	06/15/21	19,404,375
Ford Motor Co. (B+/Ba3)
	1,750,000	6.625	10/01/28	1,697,500
	26,500,000	7.450	07/16/31	30,077,500
Ford Motor Credit Co. LLC (BB-/Ba2)
	19,750,000	7.000	04/15/15	21,379,375
	8,000,000	12.000	05/15/15	9,880,000
	3,500,000	8.000	12/15/16	3,946,250
	11,125,000	6.625	08/15/17	11,903,750
General Motors Liquidation Co. (NR/WR)(b)
	7,125,000	7.125	07/15/13	178,125
	2,000,000	7.700	04/15/16	50,000
	1,000,000	8.800	03/01/21	25,000
	14,500,000	8.375	07/15/33	362,500
Jaguar Land Rover PLC (NR/B1)(a)
	5,200,000	8.125	05/15/21	5,175,022

				114,831,897

Automotive Parts — 2.4%
Accuride Corp. (B/B2)
	2,000,000	9.500	08/01/18	2,135,000
Allison Transmission, Inc. (CCC+/Caa1)(a)
	7,375,000	7.125	05/15/19	7,172,187
American Axle & Manufacturing Holdings, Inc. (B/B2)
	5,000,000	7.875	03/01/17	5,000,000
American Axle & Manufacturing Holdings, Inc. (BB/Ba1)(a)
	9,000,000	9.250	01/15/17	9,810,000
American Tire Distributors Holdings, Inc. (CCC+/B2)
	6,625,000	9.750	06/01/17	7,022,500
ArvinMeritor, Inc. (CCC+/B3)
	10,750,000	10.625	03/15/18	11,986,250
ATU Auto-Teile-Unger Handels GmbH & Co., KG (B-/B3)
EUR	9,125,000	11.000	05/15/14	13,373,212
Exide Technologies (B/B2)(a)
	$4,000,000	8.625	02/01/18	4,160,000
Mark IV USA Lux SCA/Mark IV USA SCA (BB-/Ba3)
EUR	1,375,000	8.875	12/15/17	2,093,675
Navistar International Corp. (BB-/B1)
	$10,625,000	8.250	11/01/21	11,528,125
Pinafore LLC/Pinafore, Inc. (B+/B1)(a)
	10,840,000	9.000	10/01/18	11,707,200

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Automotive Parts — (continued)
Pittsburgh Glass Works LLC (B+/B2)(a)
	$3,250,000	8.500%	04/15/16	$3,335,313
Tenneco, Inc. (BB-/B2)
	7,500,000	6.875	12/15/20	7,612,500
The Goodyear Tire & Rubber Co. (B+/B1)
	7,500,000	8.250	08/15/20	8,100,000
	9,250,000	8.750	08/15/20	10,175,000
TRW Automotive, Inc. (BB+/Ba2)(a)
	1,750,000	8.875	12/01/17	1,933,750
UCI International, Inc. (CCC+/B3)
	2,250,000	8.625	02/15/19	2,311,875

				119,456,587

Beverages(a) — 0.0%
Pernod-Ricard SA (BB+/Ba1)
	350,000	5.750	04/07/21	367,048

Building Materials — 1.0%
Grohe Holding GMBH (CCC/B3)
EUR	7,325,000	8.625	10/01/14	10,658,861
Headwaters, Inc. (B+/B2)
	$4,625,000	7.625	04/01/19	4,197,188
Nortek, Inc. (B/Caa1)(a)
	4,400,000	8.500	04/15/21	4,070,000
PLY Gem Industries, Inc. (B-/Caa1)(a)
	11,375,000	8.250	02/15/18	10,948,437
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (B+/B2)(a)
	5,000,000	8.625	12/01/17	5,012,500
Tutor Perini Corp. (BB-/Ba3)
	6,625,000	7.625	11/01/18	6,343,437
USG Corp. (BB/B2)(a)
	5,250,000	9.750	08/01/14	5,512,500

				46,742,923

Capital Goods — 2.2%
Altra Holdings, Inc. (B+/B1)
	5,000,000	8.125	12/01/16	5,400,000
Amsted Industries, Inc. (BB-/B1)(a)
	6,000,000	8.125	03/15/18	6,330,000
Mueller Water Products, Inc. (B+/B1)
	2,625,000	8.750	09/01/20	2,861,250
Mueller Water Products, Inc. (CCC+/B3)
	12,520,000	7.375	06/01/17	11,768,800
RBS Global, Inc./Rexnord LLC (B-/Caa1)
	24,000,000	8.500	05/01/18	25,440,000
RBS Global, Inc./Rexnord LLC (CCC+/Caa2)
	17,500,000	11.750	08/01/16	18,550,000
SPX Corp. (BB+/Ba1)
	1,000,000	7.625	12/15/14	1,105,000
Standard Steel LLC/Standard Steel Finance Corp. (B/B3)(a)
	5,000,000	12.000	05/01/15	5,875,000
Terex Corp. (B/B3)
	7,250,000	8.000	11/15/17	7,304,375
Terex Corp. (BB-/Ba3)
	12,375,000	10.875	06/01/16	14,231,250
Thermadyne Holdings Corp. (B-/B3)(a)
	2,000,000	9.000	12/15/17	2,090,000
VAC Finanzierung GMBH (B-/Caa1)
EUR	4,000,000	9.250	04/15/16	5,655,772

				106,611,447

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Chemicals — 2.9%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/B3)
	$10,750,000	8.875%	02/01/18	$11,180,000
Huntsman International LLC (B-/B3)
EUR	2,500,000	6.875	11/15/13	3,666,160
	$4,000,000	8.625	03/15/20	4,340,000
	15,750,000	8.625	03/15/21	17,049,375
Kraton Polymers LLC/Kraton Polymers Capital Corp. (B+/B2)
	5,000,000	6.750	03/01/19	5,000,000
Lyondell Chemical Co. (BB+/Ba1)
	808,000	8.000	11/01/17	902,940
EUR	2,018,250	8.000	11/01/17	3,200,174
Lyondell Chemical Co. (BB-/Ba3)
	$7,994,086	11.000	05/01/18	8,913,406
MacDermid, Inc. (CCC/Caa1)(a)
	7,750,000	9.500	04/15/17	8,079,375
Momentive Performance Materials, Inc. (CCC/B2)
	5,541,000	12.500	06/15/14	6,039,690
Nalco Co. (BB-/Ba2)
	6,750,000	6.625 (a)	01/15/19	6,885,000
EUR	2,375,000	6.875	01/15/19	3,444,105
Omnova Solutions, Inc. (B-/B2)(a)
	$10,250,000	7.875	11/01/18	9,788,750
OXEA Finance/Cy SCA (B+/B2)(a)
	4,630,000	9.500	07/15/17	4,875,394
Polymer Group, Inc. (B/B1)(a)
	4,875,000	7.750	02/01/19	4,875,000
Polypore International, Inc. (B-/B3)
	9,375,000	7.500	11/15/17	9,914,062
Rockwood Specialties Group, Inc. (B+/B1)
EUR	21,810,000	7.625	11/15/14	31,996,755

				140,150,186

Conglomerates — 0.5%
Park-Ohio Industries, Inc. (CCC+/B3)(a)
	$12,750,000	8.125	04/01/21	12,781,875
TriMas Corp. (B-/B2)
	9,000,000	9.750	12/15/17	9,855,000

				22,636,875

Construction Machinery — 0.6%
Case New Holland, Inc. (BB+/Ba3)(a)
	8,900,000	7.875	12/01/17	9,812,250
CNH America LLC (BB+/Ba3)
	953,000	7.250	01/15/16	1,024,475
Dematic SA (B/B3)(a)
	12,100,000	8.750	05/01/16	12,086,911
The Manitowoc Co., Inc. (B+/B3)
	5,875,000	8.500	11/01/20	6,286,250

				29,209,886

Consumer Products — Household & Leisure — 1.8%
Affinion Group, Inc. (B-/B3)(a)
	18,750,000	7.875	12/15/18	17,390,625
Affinion Group, Inc. (B-/Caa1)(a)
	5,375,000	11.625	11/15/15	5,375,000
Armored Autogroup, Inc. (CCC+/Caa1)(a)
	10,875,000	9.250	11/01/18	10,657,500
Central Garden & Pet Co. (B+/B2)
	6,250,000	8.250	03/01/18	6,453,125
Easton-Bell Sports, Inc. (B-/B2)
	5,500,000	9.750	12/01/16	6,029,375

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Consumer Products — Household & Leisure — (continued)
Elizabeth Arden, Inc. (B/B1)
$4,250,000	7.375%	03/15/21	$4,420,000
Jarden Corp. (B/B2)
8,375,000	7.500	05/01/17	8,730,937
1,250,000	7.500	01/15/20	1,303,125
Jarden Corp. (BB-/Ba3)
2,375,000	8.000	05/01/16	2,582,813
Spectrum Brands Holdings, Inc. (B/B1)(a)
10,250,000	9.500	06/15/18	11,377,500
Spectrum Brands Holdings, Inc. (CCC+/B3)(c)
5,085,308	12.000	08/28/19	5,644,692
Visant Corp. (B-/Caa1)
6,000,000	10.000	10/01/17	6,180,000

			86,144,692

Consumer Products — Industrial — 0.1%
Interline Brands, Inc. (BB-/B2)
2,500,000	7.000	11/15/18	2,525,000

Consumer Products — Non Durable — 1.0%
Constellation Brands, Inc. (BB+/Ba2)
3,875,000	8.375	12/15/14	4,398,125
7,500,000	7.250	05/15/17	8,156,250
Prestige Brands, Inc. (B/B3)
4,125,000	8.250	04/01/18	4,290,000
Prestige Brands, Inc. (B/NR)(a)
1,875,000	8.250	04/01/18	1,950,000
Sally Holdings LLC (B+/B3)
16,000,000	10.500	11/15/16	17,140,000
Sally Holdings LLC (BB/B2)
14,250,000	9.250	11/15/14	14,855,625

			50,790,000

Defense — 0.7%
ADS Tactical, Inc. (B/B3)(a)
10,875,000	11.000	04/01/18	11,500,313
DynCorp International, Inc. (B-/B2)(a)
1,750,000	10.375	07/01/17	1,789,375
Huntington Ingalls Industries, Inc. (B+/Ba3)(a)
4,000,000	6.875	03/15/18	4,100,000
L-3 Communications Corp. (BB+/Ba1)
14,625,000	6.375	10/15/15	15,008,906

			32,398,594

Emerging Markets(a) — 1.1%
Cemex Finance LLC (B/NR)
14,625,000	9.500	12/14/16	15,180,390
Digicel Group Ltd. (NR/Caa1)
23,250,000	8.875	01/15/15	23,715,000
5,571,000	9.125	01/15/15	5,696,348
7,000,000	10.500	04/15/18	7,805,000

			52,396,738

Energy — Coal — 0.8%
Arch Coal, Inc. (B+/B1)(a)
9,600,000	7.000	06/15/19	9,648,000
Foresight Energy LLC/Foresight Energy Corp. (B/Caa1)(a)
14,125,000	9.625	08/15/17	15,078,438
Peabody Energy Corp. (BB+/Ba1)
2,500,000	7.375	11/01/16	2,828,125
3,800,000	6.500	09/15/20	4,066,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Energy — Coal — (continued)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. (B/B2)
$6,000,000	8.250%		04/15/18	$6,225,000

				37,845,563

Energy — Exploration & Production — 6.3%
BreitBurn Energy Partners LP (B/B3)
8,500,000	8.625		10/15/20	8,988,750
Brigham Exploration Co. (CCC+/Caa1)(a)
6,750,000	6.875		06/01/19	6,699,375
Chaparral Energy, Inc. (B-/Caa1)
4,250,000	9.875		10/01/20	4,579,375
6,050,000	8.250		09/01/21	6,125,625
Chesapeake Energy Corp. (BB+/Ba3)
10,750,000	7.250		12/15/18	11,690,625
2,000,000	6.625		08/15/20	2,100,000
5,450,000	6.875		11/15/20	5,777,000
3,750,000	6.125		02/15/21	3,796,875
10,000,000	2.500	(d)	05/15/37	10,606,000
Concho Resources, Inc. (BB/B3)
1,700,000	8.625		10/01/17	1,831,750
750,000	7.000		01/15/21	765,000
8,300,000	6.500		01/15/22	8,320,750
CONSOL Energy, Inc. (BB/B1)
7,750,000	8.000		04/01/17	8,428,125
6,875,000	8.250		04/01/20	7,459,375
2,500,000	6.375	(a)	03/01/21	2,487,500
Continental Resources, Inc. (BB/B1)
2,125,000	7.375		10/01/20	2,252,500
Copano Energy LLC/Copano Energy Finance Corp. (B+/B1)
4,875,000	7.125		04/01/21	4,826,250
Denbury Resources, Inc. (BB-/B1)
1,375,000	9.750		03/01/16	1,529,688
3,500,000	6.375		08/15/21	3,535,000
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. (B-/B3)(a)
9,500,000	8.375		06/01/19	9,452,500
Encore Acquisition Co. (NR/B1)
5,250,000	9.500		05/01/16	5,840,625
Energy Partners Ltd. (B-/Caa1)(a)
6,376,000	8.250		02/15/18	6,025,320
EV Energy Partners LP (B-/B3)(a)
5,700,000	8.000		04/15/19	5,721,375
Key Energy Services, Inc. (BB-/B1)
4,125,000	6.750		03/01/21	4,083,750
Laredo Petroleum, Inc. (CCC+/Caa2)(a)
10,250,000	9.500		02/15/19	10,839,375
Linn Energy LLC/Linn Energy Finance Corp. (B/B2)
6,650,000	6.500	(a)	05/15/19	6,450,500
5,000,000	8.625		04/15/20	5,375,000
16,300,000	7.750	(a)	02/01/21	16,829,750
Newfield Exploration Co. (BB+/Ba2)
6,500,000	6.875		02/01/20	6,873,750
NFR Energy LLC/NFR Energy Finance Corp. (B-/Caa1)(a)
13,750,000	9.750		02/15/17	13,200,000
Oasis Petroleum, Inc. (B-/Caa1)(a)
3,000,000	7.250		02/01/19	2,940,000
Pioneer Drilling Co. (B/NR)
6,000,000	9.875		03/15/18	6,420,000
Pioneer Natural Resources Co. (BB+/Ba1)
4,000,000	6.650		03/15/17	4,360,000
Plains Exploration & Production Co. (BB-/B1)
8,250,000	7.750		06/15/15	8,497,500
2,250,000	10.000		03/01/16	2,525,625
9,000,000	7.000		03/15/17	9,213,750

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Energy — Exploration & Production — (continued)
Plains Exploration & Production Co. (BB-/B1) (continued)
	$5,000,000	7.625%		06/01/18	$5,250,000
	5,000,000	8.625		10/15/19	5,400,000
	7,250,000	7.625		04/01/20	7,612,500
	4,000,000	6.625		05/01/21	4,000,000
Puget Energy, Inc. (BB+/Ba1)(a)
	5,500,000	6.000		09/01/21	5,374,718
Quicksilver Resources, Inc. (B-/B3)
	3,375,000	7.125		04/01/16	3,332,812
Range Resources Corp. (BB/Ba3)
	8,625,000	8.000		05/15/19	9,271,875
SandRidge Energy, Inc. (B/B3)
	6,625,000	9.875	(a)	05/15/16	7,246,094
	6,925,000	8.000	(a)	06/01/18	6,985,594
	3,250,000	8.750		01/15/20	3,453,125
	6,875,000	7.500	(a)	03/15/21	6,978,125
Stone Energy Corp. (B/Caa1)
	8,750,000	8.625		02/01/17	8,946,875
Unit Corp. (BB-/B3)
	5,800,000	6.625		05/15/21	5,769,193
Whiting Petroleum Corp. (BB/Ba3)
	4,000,000	7.000		02/01/14	4,300,000
	875,000	6.500		10/01/18	894,688

					311,263,982

Energy — Refining — 0.1%
Tesoro Corp. (BB+/Ba1)
	2,250,000	9.750		06/01/19	2,508,750

Energy — Services — 1.1%
Aquilex Holdings LLC/Aquilex Finance Corp. (B-/Caa1)
	3,000,000	11.125		12/15/16	2,902,500
Basic Energy Services, Inc. (B/B3)(a)
	7,250,000	7.750		02/15/19	7,286,250
Cie Generale de Geophysique — Veritas (BB-/Ba3)(a)
	17,600,000	6.500		06/01/21	16,928,806
Frac Tech Services LLC/Frac Tech Finance, Inc. (BB/B2)(a)
	4,645,000	7.125		11/15/18	4,714,675
OGX Petroleo e Gas Participacoes SA (B/B1)(a)
	14,850,000	8.500		06/01/18	15,151,701
Trinidad Drilling Ltd. (BB-/B2)(a)
	8,200,000	7.875		01/15/19	8,519,503

					55,503,435

Entertainment & Leisure — 1.6%
Candover Investments PLC (B-/B2)(a)
	11,125,000	8.875		04/15/17	11,152,812
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp. (B-/B2)
	6,625,000	9.125		08/01/18	7,105,313
GWR Operating Partnership LLP (BB-/B3)
	8,000,000	10.875		04/01/17	8,560,000
MU Finance PLC (NR/NR)
	13,250,000	8.375	(a)	02/01/17	14,177,500
GBP	11,300,000	8.750		02/01/17	19,269,471
Regal Entertainment Group (B-/B3)
	$1,000,000	9.125		08/15/18	1,035,000
Universal City Development Partners Ltd. (B/Baa2)
	11,000,000	8.875		11/15/15	12,210,000
	4,750,000	10.875		11/15/16	5,652,500

					79,162,596

Finance — 6.7%
ACE Cash Express, Inc. (B/B3)(a)
	15,000,000	11.000		02/01/19	14,925,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Finance — (continued)
Ally Financial, Inc. (B+/B1)
	$7,000,000	6.750%		12/01/14	$7,280,000
	7,450,000	6.250	(a)	12/01/17	7,422,062
	10,050,000	8.000		03/15/20	10,803,750
	13,000,000	8.000		11/01/31	14,072,500
American General Finance Corp. (B/B3)
	23,250,000	6.900		12/15/17	21,331,875
CIT Group, Inc. (B+/B2)
	5,000,000	5.250	(a)	04/01/14	4,987,500
	1,300,733	7.000		05/01/16	1,299,107
	5,100,716	7.000		05/01/17	5,094,340
	8,400,000	6.625	(a)	04/01/18	8,778,000
CIT Group, Inc. (NR/B2)(a)
	19,999,000	7.000		05/02/16	19,899,005
	24,999,000	7.000		05/02/17	24,842,756
Citigroup Capital XXI (BB+/Ba1)(e)
	23,625,000	8.300		12/21/57	24,097,500
CNO Financial Group, Inc. (B/B1)(a)
	3,750,000	9.000		01/15/18	3,975,000
General Motors Financial Co., Inc. (B/B1)(a)
	8,250,000	6.750		06/01/18	8,250,000
GMAC Capital Trust I (CCC/B3)(e)
	425,000	8.125		02/15/40	10,892,325
International Lease Finance Corp. (BBB-/B1)
	8,660,000	5.625		09/20/13	8,789,900
	13,635,000	6.625		11/15/13	14,044,050
	12,125,000	8.625		09/15/15	13,185,937
	10,500,000	8.750		03/15/17	11,497,500
	2,250,000	8.875		09/01/17	2,469,375
	19,500,000	8.250		12/15/20	21,157,500
International Lease Finance Corp. (BBB-/Ba3)(a)
	1,000,000	6.750		09/01/16	1,060,000
Lloyds Banking Group PLC (C/B3)(a)(b)(e)
	12,900,000	6.413		09/29/49	9,675,000
	15,000,000	5.920		10/29/49	11,250,000
National Money Mart Co. (B+/B2)
	13,500,000	10.375		12/15/16	14,816,250
NCO Group, Inc. (CCC-/Caa3)
	6,800,000	11.875		11/15/14	5,729,000
Oppenheimer Holdings, Inc. (B+/B2)(a)
	5,625,000	8.750		04/15/18	5,835,938
Provident Funding Associates (B/B2)(a)
	6,125,000	10.125		02/15/19	6,209,219
RBS Capital Trust I (C/B3)
	6,375,000	4.709		12/29/49	4,685,625
RBS Capital Trust III (C/B3)
	7,750,000	5.512		09/29/49	5,541,250
Royal Bank of Scotland Group PLC (C/Ba3)(a)
	2,000,000	6.990		10/29/49	1,778,602
Speedy Cash, Inc. (B/B3)(a)
	5,700,000	10.750		05/15/18	5,828,250

					331,504,116

Finance Insurance — 1.1%
AXA SA (BBB/Baa1)(a)(e)
	22,525,000	6.463		12/14/49	19,489,089
HUB International Holdings, Inc. (CCC+/B3)(a)
	9,250,000	9.000		12/15/14	9,435,000
Liberty Mutual Group, Inc. (BB/Baa3)(a)
	14,625,000	7.800		03/15/37	14,478,750
Towergate Finance PLC (NR/B1)
GBP	6,250,000	8.500		02/15/18	10,005,866

					53,408,705

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Food — 1.7%
Bakkavor Group HF (B/B2)(a)
GBP	2,125,000	8.250%		02/15/18	$3,001,207
Bumble Bee Acquisition Corp. (B/B2)(a)
	$7,750,000	9.000		12/15/17	7,827,500
Bumble Bee Holdco SCA (CCC+/Caa1)(a)(c)
	10,375,000	9.625		03/15/18	9,570,937
Dean Foods Co. (B-/B2)
	4,500,000	7.000		06/01/16	4,455,000
	2,000,000	9.750	(a)	12/15/18	2,130,000
Del Monte Foods Co. (B-/B3)(a)
	15,750,000	7.625		02/15/19	15,907,500
Foodcorp Ltd. (B-/B2)
EUR	5,250,000	8.750		03/01/18	7,454,676
Pinnacle Foods Finance LLC (CCC+/B3)
	$20,500,000	9.250		04/01/15	21,217,500
Pinnacle Foods Finance LLC (CCC+/Caa1)
	13,000,000	10.625		04/01/17	13,877,500

					85,441,820

Gaming — 6.5%
Caesars Entertainment Operating Co., Inc. (B/B3)
	16,000,000	11.250		06/01/17	17,680,000
Caesars Entertainment Operating Co., Inc. (CCC/Ca)
	2,000,000	10.750		02/01/16	1,955,000
Caesars Entertainment Operating Co., Inc. (CCC/Caa3)
	10,000,000	12.750		04/15/18	9,975,000
Caesars Entertainment Operating Co., Inc. (CCC/NR)
	39,769,000	10.000		12/15/18	35,675,185
CCM Merger, Inc. (CCC+/Caa3)(a)
	4,500,000	8.000		08/01/13	4,488,750
Chukchansi Economic Development Authority (B/B3)(a)
	5,345,000	8.000		11/15/13	4,289,363
CityCenter Holdings LLC (CCC/Caa2)(a)(c)
	11,250,000	10.750		01/15/17	12,178,125
CityCenter Holdings LLC/CityCenter Finance Corp. (B/B2)(a)
	7,125,000	7.625		01/15/16	7,356,562
Downstream Development Authority of the Quapaw Tribe of Oklahoma (B/B3)(a)
	4,100,000	10.500		07/01/19	4,079,500
Gala Group Finance Ltd. (B+/B2)(a)
GBP	2,000,000	8.875		09/01/18	2,985,209
Gateway Casinos & Entertainment Ltd. (BB-/B3)(a)
CAD	6,375,000	8.875		11/15/17	7,006,584
Isle of Capri Casinos, Inc. (B-/B3)(a)
	$6,250,000	7.750		03/15/19	6,234,375
Isle of Capri Casinos, Inc. (CCC+/Caa1)
	3,568,000	7.000		03/01/14	3,550,160
Las Vegas Sands Corp. (BB/Ba3)
	1,500,000	6.375		02/15/15	1,515,000
Marina District Finance Co., Inc. (BB-/B2)
	4,925,000	9.500		10/15/15	5,109,688
	5,375,000	9.875		08/15/18	5,482,500
MCE Finance Ltd. (B+/B1)
	10,875,000	10.250		05/15/18	12,125,625
MGM Resorts International (B/Ba3)
	11,500,000	13.000		11/15/13	13,670,625
	4,750,000	11.125		11/15/17	5,415,000
	1,250,000	9.000		03/15/20	1,368,750
MGM Resorts International (CCC+/Caa1)
	8,175,000	4.250		04/15/15	8,846,331
	21,500,000	6.625		07/15/15	20,317,500
	14,000,000	7.500		06/01/16	13,370,000
	12,500,000	10.000	(a)	11/01/16	13,281,250
	4,000,000	11.375		03/01/18	4,500,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Gaming — (continued)
Mohegan Tribal Gaming Authority (CC/Ca)
	$1,555,000	7.125%		08/15/14	$1,072,950
Mohegan Tribal Gaming Authority (CC/Caa2)
	10,000,000	6.125		02/15/13	8,225,000
Peermont Proprietary Global Ltd. (B-/B3)
EUR	11,250,000	7.750		04/30/14	14,138,959
Peninsula Gaming LLC (B/Caa1)
	$11,065,000	10.750		08/15/17	12,088,512
Pinnacle Entertainment, Inc. (B/Caa1)
	11,125,000	7.500		06/15/15	11,319,687
	5,375,000	8.750		05/15/20	5,616,875
Pinnacle Entertainment, Inc. (BB/B1)
	6,000,000	8.625		08/01/17	6,420,000
Scientific Games International, Inc. (BB-/B1)
	4,500,000	9.250		06/15/19	4,882,500
Seminole Indian Tribe of Florida (BBB-/Ba1)(a)
	2,400,000	7.750		10/01/17	2,465,234
Shingle Springs Tribal Gaming Authority (CCC/Caa2)(a)
	10,000,000	9.375		06/15/15	7,100,000
Snoqualmie Entertainment Authority (B-/Caa1)(a)
	11,750,000	9.125		02/01/15	11,573,750
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. (B-/B3)(a)
	1,850,000	8.625		04/15/16	1,887,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (BBB-/Ba3)
	4,725,000	7.750		08/15/20	5,138,438
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (BBB-/NR)
	2,125,000	7.875		11/01/17	2,326,875
Yonkers Racing Corp. (B+/B1)(a)
	4,500,000	11.375		07/15/16	4,921,875

					321,633,737

Health Care — Medical Products — 1.9%
Accellent, Inc. (B+/B1)
	6,750,000	8.375		02/01/17	6,969,375
Alere, Inc. (B/B2)
	5,000,000	7.875		02/01/16	5,112,500
Alere, Inc. (B-/B3)
	6,750,000	9.000		05/15/16	7,020,000
	1,500,000	8.625		10/01/18	1,541,250
Catalent Pharma Solutions, Inc. (B/Caa1)(c)
	17,875,118	9.500		04/15/15	18,009,181
Catalent Pharma Solutions, Inc. (B-/Caa1)
EUR	3,625,000	9.750		04/15/17	5,177,941
ConvaTec Healthcare E SA (B/Caa1)
	$16,250,000	10.500	(a)	12/15/18	16,778,125
EUR	2,000,000	10.875		12/15/18	2,992,746
ConvaTec Healthcare E SA (B+/Ba3)
	750,000	7.375		12/15/17	1,090,331
DJO Finance LLC / DJO Finance Corp. (B-/B3)(a)
	$5,750,000	7.750		04/15/18	5,807,500
DJO Finance LLC/DJO Finance Corp. (CCC+/Caa1)(a)
	2,250,000	9.750		10/15/17	2,266,875
Fresenius Medical Care US Finance, Inc. (BB/Ba2)
	6,625,000	6.875		07/15/17	6,894,654
	8,375,000	5.750	(a)	02/15/21	8,102,812
VWR Funding, Inc. (B-/Caa1)(c)
	3,751,562	10.250		07/15/15	3,892,246

					91,655,536

Health Care — Pharmaceutical — 1.1%
Endo Pharmaceuticals Holdings, Inc. (BB-/Ba3)(a)
	12,250,000	7.250		01/15/22	12,495,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Health Care — Pharmaceutical — (continued)
Mylan, Inc. (BB/NR)
$12,030,000	1.250%	03/15/12	$13,409,841
Valeant Pharmaceuticals International (BB-/Ba3)(a)
2,750,000	6.500	07/15/16	2,701,875
14,625,000	6.875	12/01/18	14,277,656
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (BB/B3)(a)
10,625,000	7.750	09/15/18	10,757,813

			53,642,185

Health Care — Services — 4.1%
American Renal Holdings Co., Inc. (CCC+/Caa2)(a)(c)
9,125,000	9.750	03/01/16	9,444,375
Aviv Healthcare Properties LP (B+/B1)(a)
3,875,000	7.750	02/15/19	3,957,344
CDRT Merger Sub, Inc. (B-/Caa1)(a)
14,750,000	8.125	06/01/19	14,657,812
Community Health Systems, Inc. (B/B3)
24,750,000	8.875	07/15/15	25,492,500
DaVita, Inc. (B/B2)
7,500,000	6.375	11/01/18	7,537,500
Gentiva Health Services, Inc. (B-/NR)
4,875,000	11.500	09/01/18	5,149,219
HCA, Inc. (B-/B3)
4,750,000	6.500	02/15/16	4,845,000
HCA, Inc. (BB/Ba2)
12,625,000	8.500	04/15/19	13,950,625
8,150,000	7.875	02/15/20	8,863,125
16,750,000	7.250	09/15/20	17,985,312
HCA, Inc. (BB-/B2)
1,625,000	9.875	02/15/17	1,811,875
Health Management Associates, Inc. (BB-/NR)
6,025,000	6.125	04/15/16	6,235,875
HEALTHSOUTH Corp. (B+/B2)
3,000,000	7.250	10/01/18	3,135,000
10,250,000	7.750	09/15/22	10,762,500
LifePoint Hospitals, Inc. (BB-/Ba1)
3,000,000	6.625	10/01/20	3,105,000
MPT Operating Partnership LP/MPT Finance Corp. (BB/Ba2)(a)
14,300,000	6.875	05/01/21	14,015,641
OnCure Holdings, Inc. (B/B3)
6,250,000	11.750	05/15/17	6,468,750
Patheon, Inc. (B+/B1)(a)
3,875,000	8.625	04/15/17	3,913,750
Radiation Therapy Services, Inc. (CCC+/B3)
4,375,000	9.875	04/15/17	4,375,000
STHI Holding Corp. (B/B2)(a)
3,250,000	8.000	03/15/18	3,298,750
Tenet Healthcare Corp. (BB-/B1)
5,500,000	10.000	05/01/18	6,215,000
12,563,000	8.875	07/01/19	13,913,523
Tenet Healthcare Corp. (CCC+/Caa1)
9,750,000	8.000	08/01/20	9,945,000
US Oncology, Inc. (NR/NR)
32,250,000	9.125	08/15/17	564,375

			199,642,851

Home Construction — 0.1%
KB HOME (B+/B2)
2,000,000	6.250	06/15/15	1,880,000
Meritage Homes Corp. (B+/NR)
2,122,000	7.150	04/15/20	2,079,560

			3,959,560

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Lodging — 0.3%
Felcor Lodging LP (NR/B2)
$5,802,000	10.000%		10/01/14	$6,541,755
Host Hotels & Resorts LP (BB+/Ba1)
6,000,000	6.750		06/01/16	6,195,000

				12,736,755

Machinery(a) — 0.3%
Dresser-Rand Group, Inc. (B+/B1)
11,500,000	6.500		05/01/21	11,557,500
ProtoStar Ltd. (B/B2)
5,125,000	10.625		02/01/16	5,227,500

				16,785,000

Media — 0.9%
Allbritton Communications Co. (B/B2)
5,000,000	8.000		05/15/18	5,087,500
DISH DBS Corp. (BB-/Ba3)
6,525,000	7.125		02/01/16	6,883,875
20,000,000	6.750	(a)	06/01/21	20,500,000
Gray Television, Inc. (CCC/Caa2)
11,375,000	10.500		06/29/15	11,830,000

				44,301,375

Media — Broadcasting & Radio — 2.1%
Bonten Media Acquisition Co. (CCC-/Caa3)(a)(c)
4,440,457	9.000		06/01/15	3,419,152
Citadel Broadcasting Corp. (BB-/Ba3)(a)
2,750,000	7.750		12/15/18	2,942,500
Clear Channel Communications, Inc. (CCC+/Caa1)(a)
10,000,000	9.000		03/01/21	9,662,500
Clear Channel Communications, Inc. (CCC-/Ca)
6,000,000	5.750		01/15/13	5,850,000
10,000,000	5.500		09/15/14	8,750,000
15,000,000	11.000	(c)	08/01/16	13,350,000
5,750,000	5.500		12/15/16	3,795,000
CMP Susquehanna Corp. (NR/NR)
480,000	9.875		05/15/14	—
Cumulus Media, Inc. (NR/B3)(a)
8,000,000	7.750		05/01/19	7,720,000
Entravision Communications Corp. (B/B1)
2,000,000	8.750		08/01/17	2,060,000
Fox Acquisition Sub LLC (CCC+/Caa2)(a)
1,250,000	13.375		07/15/16	1,381,250
LIN Television Corp. (B-/B3)
4,000,000	6.500		05/15/13	4,000,000
LIN Television Corp. (BB-/Ba3)
2,875,000	8.375		04/15/18	3,018,750
Local TV Finance LLC (CCC+/Caa2)(a)(c)
6,393,459	9.250		06/15/15	6,401,451
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (B/B3)
3,250,000	8.875		04/15/17	3,428,750
Sinclair Television Group, Inc. (BB-/Ba3)(a)
8,750,000	9.250		11/01/17	9,581,250
Univision Communications, Inc. (B+/B2)(a)
5,500,000	6.875		05/15/19	5,307,500
1,500,000	7.875		11/01/20	1,537,500
Univision Communications, Inc. (CCC+/Caa2)(a)
6,000,000	8.500		05/15/21	5,940,000
XM Satellite Radio, Inc. (BB-/B2)(a)
5,000,000	7.625		11/01/18	5,225,000

				103,370,603

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Media — Cable — 2.8%
Adelphia Communications Corp. (NR/NR)
	$2,000,000	10.250%		06/15/49	$1,240
Atlantic Broadband Finance LLC (B-/B3)
	4,500,000	9.375		01/15/14	4,567,500
CCO Holdings LLC / CCO Holdings Capital Corp. (BB-/B1)
	2,400,000	7.000		01/15/19	2,472,000
	5,000,000	6.500		04/30/21	4,925,000
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
	1,000,000	7.250		10/30/17	1,035,000
	3,125,000	7.875		04/30/18	3,304,688
	1,750,000	8.125		04/30/20	1,898,750
Charter Communications Operating LLC (BB+/Ba2)(a)
	10,750,000	8.000		04/30/12	11,166,562
	10,000,000	10.875		09/15/14	10,975,000
CSC Holdings LLC (BB/Ba3)
	9,125,000	8.500		04/15/14	10,128,750
	4,600,000	8.500		06/15/15	4,962,250
	11,000,000	8.625		02/15/19	12,402,500
Kabel Baden-Wurttemberg GmbH & Co. (B+/B1)(a)
	3,750,000	7.500		03/15/19	3,790,632
Unitymedia GmbH (B-/B3)
EUR	750,000	9.625		12/01/19	1,174,621
UPC Holding BV (B-/B2)
	11,875,000	8.000		11/01/16	17,831,856
	23,375,000	8.375		08/15/20	34,388,758
Virgin Media Finance PLC (BB-/Ba2)
	$11,000,000	8.375		10/15/19	12,237,500
Virgin Media Investment Holdings Ltd. (BBB-/Baa3)
	125,000	6.500		01/15/18	136,649
Ziggo Bond Co. BV (B/B2)
EUR	1,375,000	8.000		05/15/18	2,058,759

					139,458,015

Media — Diversified — 0.4%
Quebecor Media, Inc. (B+/B1)(a)
CAD	12,875,000	7.375		01/15/21	13,577,177
Videotron Ltee (BB/Ba1)
	$5,625,000	9.125		04/15/18	6,271,875

					19,849,052

Metals — 2.1%
AK Steel Corp. (BB/Ba3)
	9,625,000	7.625		05/15/20	9,865,625
Aleris International, Inc. (B+/B1)(a)
	4,000,000	7.625		02/15/18	3,990,000
Calcipar SA (BB-/B1)
EUR	7,521,000	2.431	(e)	07/01/14	10,061,316
	$6,500,000	6.875	(a)	05/01/18	6,494,875
FMG Resources (August 2006) Pty Ltd. (B+/B1)(a)
	8,000,000	6.375		02/01/16	7,980,066
	10,250,000	6.875		02/01/18	10,432,734
JMC Steel Group (B/B3)(a)
	5,750,000	8.250		03/15/18	5,836,250
Novelis, Inc. (B/B2)
	8,625,000	8.375		12/15/17	9,142,500
	12,500,000	8.750		12/15/20	13,468,750
Steel Dynamics, Inc. (BB+/Ba2)
	7,750,000	7.375		11/01/12	8,156,875
	5,500,000	7.750		04/15/16	5,775,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Metals — (continued)
Thompson Creek Metals Co., Inc. (B/B3)(a)
	$8,000,000	7.375%		06/01/18	$7,840,000
Tube City IMS Corp. (B-/Caa1)
	3,500,000	9.750		02/01/15	3,622,500

					102,666,491

Packaging — 3.1%
AEP Industries, Inc. (B-/B2)(a)
	2,650,000	8.250		04/15/19	2,666,563
ARD Finance SA (B-/Caa1)(a)(c)
	2,000,000	11.125		06/01/18	2,012,500
Ardagh Glass Finance PLC (B-/B3)
EUR	6,000,000	8.750		02/01/20	8,722,650
Ardagh Packaging Finance PLC (B-/B3)
	$1,875,000	9.125	(a)	10/15/20	1,959,375
EUR	5,250,000	9.250		10/15/20	7,822,651
Ardagh Packaging Finance PLC (BB-/Ba3)
	8,500,000	7.375		10/15/17	12,455,698
	$1,250,000	7.375	(a)	10/15/17	1,279,866
Ball Corp. (BB+/Ba1)
	2,875,000	5.750		05/15/21	2,882,187
Berry Plastics Corp. (B/B1)
	5,625,000	4.999	(e)	02/15/15	5,526,562
Crown Americas LLC (BB/Ba3)
	7,500,000	7.625		05/15/17	8,025,000
Crown Cork & Seal Co., Inc. (BB/Ba3)(a)
	1,250,000	6.250		02/01/21	1,262,500
Crown Cork & Seal Co., Inc. (BB-/B1)
	1,000,000	7.375		12/15/26	977,500
Crown European Holdings SA (BB/Ba1)
EUR	1,625,000	7.125		08/15/18	2,422,475
Graham Packaging Co. LP (CCC+/Caa1)
	$22,250,000	9.875		10/15/14	22,750,625
Graphic Packaging International, Inc. (BB-/B2)
	5,321,000	9.500		06/15/17	5,826,495
Reynolds Group Holdings Ltd. (B-/Caa1)(a)
	8,750,000	8.250		02/15/21	8,181,250
Reynolds Group Issuer, Inc. (B-/Caa1)
EUR	9,500,000	8.000		12/15/16	12,942,948
	22,375,000	9.500		06/15/17	31,003,203
	$6,250,000	8.750	(a)	05/15/18	6,156,250
	5,000,000	9.000	(a)	04/15/19	4,925,000
Reynolds Group Issuer, Inc. (BB/Ba3)(a)
	2,375,000	8.500		10/15/16	2,481,875
	1,125,000	7.125		04/15/19	1,116,563

					153,399,736

Paper — 0.9%
Ainsworth Lumber Co., Ltd. (B-/Caa1)(a)(c)
	9,096,875	11.000		07/29/15	8,369,125
Longview Fibre Paper & Packaging, Inc. (B+/B2)(a)
	7,350,000	8.000		06/01/16	7,350,000
PE Paper Escrow GmbH (BB/Ba2)(a)
	6,875,000	12.000		08/01/14	7,880,469
Sappi Papier Holding GmbH (B/B2)(a)
	3,875,000	7.500		06/15/32	3,555,055
Sappi Papier Holding GmbH (BB/Ba2)(a)
	6,500,000	6.625		04/15/21	6,337,500
Stone Container Finance Co. of Canada II (NR/WR)(b)
	2,250,000	7.375		07/15/14	50,625
Stora Enso Oyj (BB/Ba2)(a)
	8,085,000	7.250		04/15/36	7,541,070

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Paper — (continued)
Weyerhaeuser Co. (BBB-/Ba1)
	$4,375,000	7.375%		03/15/32	$4,542,699

					45,626,543

Printing — 0.3%
American Reprographics Co. (BB-/B1)
	5,750,000	10.500		12/15/16	5,994,375
Checkout Holding Corp. (B-/B3)(a)(f)
	6,375,000	0.000		11/15/15	4,143,750
SGS International, Inc. (B/B2)
	5,750,000	12.000		12/15/13	5,908,125

					16,046,250

Publishing — 0.8%
Cengage Learning Acquisitions, Inc. (CCC+/Caa2)(a)
	15,910,000	10.500		01/15/15	14,319,000
Houghton Mifflin Harcourt Publishing Co. (NR/Caa1)(a)
	14,050,000	10.500		06/01/19	13,909,500
Morris Publishing Group LLC (NR/NR)
	1,262,216	10.000		09/01/14	1,230,661
Nielsen Finance LLC (B+/B2)
	2,280,000	11.625		02/01/14	2,656,200
	3,250,000	11.500		05/01/16	3,786,250
	4,500,000	7.750	(a)	10/15/18	4,725,000
Truvo Subsidiary Corp. (NR/WR)(b)
EUR	16,750,000	8.500		12/01/14	850,150

					41,476,761

Real Estate — 0.5%
CB Richard Ellis Services, Inc. (B+/Ba1)
	$5,250,000	6.625		10/15/20	5,394,375
CB Richard Ellis Services, Inc. (B+/Ba2)
	6,375,000	11.625		06/15/17	7,395,000
Realogy Corp. (CC/Caa1)(a)
	9,475,000	7.875		02/15/19	9,427,625
Realogy Corp. (CC/NR)
	2,401,938	12.000		04/15/17	2,467,991

					24,684,991

Restaurants — 1.0%
Apollo Global Management LLC (CCC/Caa1)(a)(c)
	9,000,000	10.500		03/14/16	8,707,500
CKE Restaurants, Inc. (B-/B2)
	5,732,000	11.375		07/15/18	6,276,540
DineEquity, Inc. (CCC+/B3)(a)
	25,250,000	9.500		10/30/18	27,396,250
Seminole Hard Rock Entertainment, Inc. (BB/B2)(a)(e)
	7,875,000	2.747		03/15/14	7,402,500

					49,782,790

Retailers — 2.2%
Burlington Coat Factory Warehouse Corp. (CCC/Caa1)(a)
	7,250,000	10.000		02/15/19	7,141,250
Claire’s Stores, Inc. (CCC/Caa3)
	3,667,450	9.625	(c)	06/01/15	3,566,595
	20,750,000	8.875	(a)	03/15/19	19,505,000
J. Crew Group, Inc. (CCC+/Caa1)(a)
	9,900,000	8.125		03/01/19	9,603,000
Levi Strauss & Co. (B+/B2)
EUR	3,000,000	7.750		05/15/18	4,205,434
Limited Brands, Inc. (BB+/Ba1)
	$11,000,000	6.625		04/01/21	11,220,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Retailers — (continued)
Michaels Stores, Inc. (CCC/Caa1)(a)
	$7,250,000	7.750%	11/01/18	$7,195,625
Michaels Stores, Inc. (CCC/Caa2)
	11,500,000	11.375	11/01/16	12,247,500
Neiman-Marcus Group, Inc. (B-/Caa1)
	13,500,000	10.375	10/15/15	14,191,875
RadioShack Corp. (BB/Ba2)(a)
	4,250,000	6.750	05/15/19	4,101,250
The Jones Group, Inc. (B+/Ba3)
	17,000,000	6.875	03/15/19	16,383,750

				109,361,279

Retailers — Food & Drug — 0.8%
Ingles Markets, Inc. (BB-/B1)
	6,000,000	8.875	05/15/17	6,360,000
Rite Aid Corp. (B-/Caa2)
	10,000,000	7.500	03/01/17	10,050,000
Rite Aid Corp. (CCC/Caa3)
	5,400,000	9.375	12/15/15	5,035,500
	10,000,000	9.500	06/15/17	9,225,000
Supervalu, Inc. (B/B2)
	5,375,000	7.500	11/15/14	5,401,875
	5,500,000	8.000	05/01/16	5,623,750

				41,696,125

Services Cyclical — Business Services — 2.7%
ACCO Brands Corp. (B-/Caa1)
	10,375,000	7.625	08/15/15	10,297,187
Affinity Group, Inc. (B-/B3)(a)
	5,500,000	11.500	12/01/16	5,665,000
Carlson Wagonlit BV (CCC+/Caa1)(e)
EUR	11,655,000	7.135	05/01/15	16,192,892
CoreLogic, Inc. (B+/Ba3)(a)
	$21,250,000	7.250	06/01/21	20,718,750
Garda World Security Corp. (B/B2)(a)
	3,000,000	9.750	03/15/17	3,225,000
iPayment, Inc. (CCC+/B3)(a)
	4,250,000	10.250	05/15/18	4,218,125
ISS Financing PLC (B/NR)
EUR	4,500,000	11.000	06/15/14	7,006,942
ISS Holdings A/S (B/Caa1)
	9,015,000	8.875	05/15/16	13,457,121
Sitel LLC/Sitel Finance Corp. (B-/Caa2)
	$14,575,000	11.500	04/01/18	13,409,000
The Geo Group, Inc. (B+/B1)(a)
	10,175,000	6.625	02/15/21	10,098,688
TransUnion LLC/TransUnion Financing Corp. (B-/B3)
	12,000,000	11.375	06/15/18	13,560,000
West Corp. (B/B3)(a)
	4,625,000	8.625	10/01/18	4,659,688
West Corp. (B-/Caa1)
	11,000,000	11.000	10/15/16	11,660,000

				134,168,393

Services Cyclical — Consumer Services — 0.2%
Service Corp. International (BB-/Ba3)
	1,750,000	6.750	04/01/16	1,890,000
	2,125,000	7.000	06/15/17	2,284,375
	4,000,000	7.625	10/01/18	4,360,000
	1,500,000	7.000	05/15/19	1,575,000

				10,109,375

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Services Cyclical — Rental Equipment — 1.2%
B-Corp Merger Sub, Inc. (CCC+/Caa1)(a)
	$8,400,000	8.250%		06/01/19	$8,295,000
EC Finance PLC (B+/B2)
EUR	2,200,000	9.750		08/01/17	3,365,814
Hertz Corp. (B-/B2)
	$6,125,000	7.375	(a)	01/15/21	6,201,562
Maxim Crane Works LP (B/Caa1)(a)
	11,000,000	12.250		04/15/15	11,055,000
RSC Equipment Rental, Inc. (B-/Caa1)
	16,834,000	9.500		12/01/14	17,339,020
	4,000,000	8.250		02/01/21	3,995,000
United Rentals North America, Inc. (B/B2)
	6,500,000	10.875		06/15/16	7,247,500

					57,498,896

Technology — Hardware — 3.6%
Advanced Micro Devices, Inc. (B+/NR)
	8,975,000	6.000		05/01/15	9,087,816
Alcatel-Lucent (B/B1)
EUR	4,250,000	8.500		01/15/16	6,469,337
Alcatel-Lucent USA, Inc. (B/B1)
	$17,625,000	6.450		03/15/29	15,774,375
Brightstar Corp. (BB-/B1)(a)
	10,750,000	9.500		12/01/16	11,421,875
CDW LLC/CDW Finance Corp. (CCC+/NR)
	10,250,000	12.535		10/12/17	10,967,500
CommScope, Inc. (B/B3)(a)
	32,000,000	8.250		01/15/19	32,960,000
EN Germany Holdings BV (B-/B3)
EUR	10,500,000	10.750		11/15/15	15,127,599
Freescale Semiconductor, Inc. (CCC+/Caa2)(a)
	$12,000,000	8.050		02/01/20	12,000,000
	19,505,000	10.750		08/01/20	22,138,175
Intel Corp. (A-/A2)
	6,200,000	3.250		08/01/39	7,540,254
Madison Dearborn Partners LLC (CCC+/Caa1)(a)
	13,125,000	8.500		04/01/19	12,895,312
MEMC Electronic Materials, Inc. (BB/B1)(a)
	12,125,000	7.750		04/01/19	11,943,125
NXP BV/NXP Funding LLC (B+/B3)(a)
	875,000	9.750		08/01/18	980,000
Seagate HDD Cayman (BB+/Ba1)(a)
	5,125,000	7.750		12/15/18	5,342,813
	1,950,000	7.000		11/01/21	1,925,625

					176,573,806

Technology — Software/Services — 4.1%
Aspect Software, Inc. (B-/Caa1)
	7,085,000	10.625		05/15/17	7,563,237
Eagle Parent, Inc. (NR/Caa1)(a)
	5,750,000	8.625		05/01/19	5,678,125
Equinix, Inc. (B-/NR)
	12,000,000	3.000		10/15/14	13,393,800
Fidelity National Information Services, Inc. (BB-/Ba2)
	6,100,000	7.625		07/15/17	6,496,500
	400,000	7.875		07/15/20	426,000
First Data Corp. (B-/Caa1)
	2,247,000	9.875		09/24/15	2,303,175
	18,950,000	8.250	(a)	01/15/21	18,476,250
	37,946,000	12.625	(a)	01/15/21	40,602,220
	27,870,000	8.750	(a)(c)	01/15/22	27,242,925

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Technology — Software/Services — (continued)
iGate Corp. (B+/B2)(a)
	$8,250,000	9.000%	05/01/16	$8,291,250
Sabre Holdings Corp. (CCC+/Caa1)
	11,000,000	8.350	03/15/16	9,707,500
Serena Software, Inc. (CCC+/Caa1)
	6,076,000	10.375	03/15/16	6,372,205
SunGard Data Systems, Inc. (B/Caa1)
	11,000,000	10.625	05/15/15	11,852,500
	15,000,000	7.375	11/15/18	15,000,000
Sungard Data Systems, Inc. (B-/Caa1)
	22,750,000	10.250	08/15/15	23,546,250
Travelport, Inc. (CCC/Caa2)
	8,000,000	11.875	09/01/16	6,900,000

				203,851,937

Telecommunications — 2.1%
Cincinnati Bell, Inc. (B/B2)
	4,500,000	8.375	10/15/20	4,488,750
Cincinnati Bell, Inc. (CCC+/B3)
	2,750,000	8.750	03/15/18	2,605,625
Frontier Communications Corp. (BB/Ba2)
	6,750,000	7.875	04/15/15	7,323,750
	12,875,000	8.250	04/15/17	14,017,656
	3,250,000	8.125	10/01/18	3,526,250
	2,500,000	8.750	04/15/22	2,718,750
Level 3 Communications, Inc. (CCC/Caa1)
	4,250,000	8.750	02/15/17	4,335,000
Level 3 Financing, Inc. (CCC/Caa1)
	554,000	9.250	11/01/14	570,620
	10,000,000	10.000	02/01/18	10,725,000
Qwest Communications International, Inc. (BB/Baa3)
	9,750,000	7.125	04/01/18	10,481,250
Qwest Corp. (BBB-/Baa3)
	2,000,000	8.375	05/01/16	2,349,585
Sunrise Communications Holdings SA (B/B3)
EUR	2,500,000	8.500	12/31/18	3,793,954
Sunrise Communications International SA (BB/Ba3)
	500,000	7.000	12/31/17	743,202
CHF	2,625,000	7.000	12/31/17	3,291,332
VimpelCom Holdings BV (NR/Ba3)(a)
	$5,400,000	7.504	03/01/22	5,300,003
Windstream Corp. (B+/Ba3)
	5,000,000	7.875	11/01/17	5,312,500
	3,500,000	8.125	09/01/18	3,718,750
	8,000,000	7.750	10/15/20	8,380,000
	9,500,000	7.750	10/01/21	9,927,500

				103,609,477

Telecommunications — Cellular — 4.1%
CC Holdings GS V LLC/Crown Castle GS III Corp. (BB/Baa3)(a)
	5,125,000	7.750	05/01/17	5,573,438
Crown Castle International Corp. (B-/B1)
	2,125,000	9.000	01/15/15	2,305,625
Nextel Communications, Inc. (BB-/Ba3)
	16,500,000	7.375	08/01/15	16,479,375
Sprint Capital Corp. (BB-/B1)
	50,250,000	6.900	05/01/19	51,883,125
	25,000,000	6.875	11/15/28	23,750,000
	34,875,000	8.750	03/15/32	37,752,187
Sprint Nextel Corp. (BB-/B1)
	10,250,000	6.000	12/01/16	10,224,375
	5,375,000	8.375	08/15/17	5,885,625
Wind Acquisition Finance SA (BB/Ba2)
	6,600,000	7.250 (a)	02/15/18	6,897,000
EUR	25,875,000	7.375	02/15/18	38,520,992

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Telecommunications — Cellular — (continued)
Wind Acquisition Finance SA (BB-/B2)(a)
	$1,500,000	11.750%		07/15/17	$1,701,600

					200,973,342

Telecommunications — Satellites — 2.6%
Intelsat Jackson Holdings Ltd. (B/B3)
	10,125,000	9.500		06/15/16	10,618,594
Intelsat Jackson Holdings SA (B/B3)(a)
	15,125,000	7.250		04/01/19	15,011,563
	8,500,000	7.250		10/15/20	8,436,250
Intelsat Jackson Holdings SA (CCC+/Caa2)
	19,000,000	11.250		06/15/16	20,140,000
Intelsat Luxembourg SA (CCC+/Caa3)
	12,000,000	11.250		02/04/17	12,840,000
	6,500,000	11.500		02/04/17	7,020,000
	37,253,906	11.500	(c)	02/04/17	40,234,218
Intelsat SA (B/B3)(a)
	13,000,000	7.500		04/01/21	12,902,500

					127,203,125

Textiles & Apparel — 0.5%
Hanesbrands, Inc. (BB-/B1)
	10,125,000	6.375		12/15/20	9,795,937
Quiksilver, Inc. (B/Ba3)
EUR	3,500,000	8.875		12/15/17	5,338,817
Quiksilver, Inc. (CCC+/Caa1)
	$11,500,000	6.875		04/15/15	11,126,250

					26,261,004

Transportation — 1.0%
Aguila 3 SA (B/B2)(a)
	13,875,000	7.875		01/31/18	14,083,125
Commercial Barge Line Co. (B+/B2)
	9,875,000	12.500		07/15/17	10,665,000
Florida East Coast Railway Corp. (B-/B3)(a)
	4,625,000	8.125		02/01/17	4,786,875
Platinum Equity LLC (CCC+/Caa1)(a)(c)
	8,625,000	10.625		02/15/16	7,935,000
RailAmerica, Inc. (BB+/B1)
	4,099,000	9.250		07/01/17	4,498,652
Western Express, Inc. (CCC+/Caa1)(a)
	7,250,000	12.500		04/15/15	6,833,125

					48,801,777

Utilities — Distribution — 0.4%
Ferrellgas LP/Ferrellgas Finance Corp. (B+/Ba3)(a)
	3,900,000	6.500		05/01/21	3,666,000
Ferrellgas Partners LP/Ferellgas Partners Finance Corp. (B-/B2)
	3,006,000	8.625		06/15/20	3,141,270
Inergy LP/Inergy Finance Corp. (B+/Ba3)
	3,500,000	7.000		10/01/18	3,500,000
	7,875,000	6.875	(a)	08/01/21	7,875,000

					18,182,270

Utilities — Electric — 3.1%
Calpine Corp. (B+/B1)(a)
	12,900,000	7.250		10/15/17	13,125,750
	3,900,000	7.500		02/15/21	3,987,750
Covanta Holding Corp. (B/Ba3)
	7,500,000	7.250		12/01/20	7,856,250

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Utilities — Electric — (continued)
Dynegy Holdings, Inc. (CC/Caa3)
$8,500,000	7.500%		06/01/15	$6,927,500
9,000,000	8.375		05/01/16	7,200,000
16,725,000	7.750		06/01/19	12,125,625
Edison Mission Energy (B-/Caa1)
19,625,000	7.000		05/15/17	15,896,250
5,875,000	7.200		05/15/19	4,670,625
GenOn Energy, Inc. (B/B3)
16,525,000	9.875		10/15/20	17,062,062
NRG Energy, Inc. (BB-/B1)
16,425,000	7.625	(a)	01/15/18	16,548,188
1,875,000	8.250		09/01/20	1,921,875
18,000,000	7.875	(a)	05/15/21	17,955,000
NV Energy, Inc. (BB+/Ba2)
5,000,000	6.250		11/15/20	5,312,500
The AES Corp. (BB-/B1)
11,000,000	8.000		10/15/17	11,715,000
6,000,000	8.000		06/01/20	6,390,000
3,000,000	7.375	(a)	07/01/21	3,052,500

				151,746,875

Utilities — Pipelines — 1.6%
Crosstex Energy LP/Crosstex Energy Finance Corp. (B+/B2)
6,045,000	8.875		02/15/18	6,362,362
El Paso Corp. (BB-/Ba3)
10,500,000	7.000		06/15/17	11,891,250
3,500,000	7.250		06/01/18	3,981,250
4,000,000	6.500		09/15/20	4,380,000
2,000,000	7.800		08/01/31	2,350,000
El Paso Natural Gas Co. (BB/Baa3)
2,750,000	8.375		06/15/32	3,484,182
Energy Transfer Equity LP (BB-/Ba2)
8,475,000	7.500		10/15/20	9,025,875
Enterprise Products Operating LLC (BB/Ba1)(e)
3,750,000	8.375		08/01/66	4,013,179
3,285,000	7.034		01/15/68	3,423,294
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (BB/B1)
2,500,000	6.750		11/01/20	2,537,500
Regency Energy Partners LP (BB-/B1)
9,000,000	9.375		06/01/16	10,035,000
8,250,000	6.500		07/15/21	8,353,125
Targa Resources Partners LP (BB/B1)
5,625,000	11.250		07/15/17	6,440,625

				76,277,642

TOTAL CORPORATE OBLIGATIONS				$4,731,349,394

Senior Term Loans(g) — 0.7%
Automotive Parts — 0.0%
Allison Transmission, Inc. (NR/NR)
$974,884	2.940%		08/07/14	$954,519

Finance — 0.1%
Nuveen Investments, Inc. (B/B3)
5,150,717	3.257		11/13/14	5,077,011

Gaming — 0.1%
Caesars Entertainment Operating Co. (B/Caa1)
3,750,000	3.247		01/28/15	3,375,863

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(g) — (continued)
Media — Broadcasting & Radio — 0.4%
Clear Channel Communications, Inc. (BB-/Ba3)
$23,136,608	3.836%	01/28/16	$19,590,923

Services Cyclical — Rental Equipment — 0.1%
Ahern Rentals, Inc. (CCC+/Ca)
3,579,352	18.000	12/15/12	3,424,258

TOTAL SENIOR TERM LOANS			$32,422,574

Shares	Rate	Value
Preferred Stocks — 0.4%
Ally Financial, Inc.(a)
11,289	7.000%	$10,609,543

Las Vegas Sands Corp.
46,250	10.000	5,189,115

Lucent Technologies Capital Trust I
5,000	7.750	4,918,750

Spanish Broadcasting Systems, Inc.(b)(c)(d)
3,074	10.750	16

TOTAL PREFERRED STOCKS		$20,717,424

Shares	Description	Value
Common Stocks(b) — 0.5%
377,456	Accuride Corp.	$4,767,269
2,731	APP China Group Ltd.	—
80,382	CIT Group, Inc.	3,557,707
107,031	General Motors Co.	3,249,461
6,252	Masonite Worldwide Holdings	256,332
381,009	Nortek, Inc.	13,712,514
1,656	Nycomed	24
3,874	Panolam Holdings Co.	39
2,500	Port Townsend Holdings Co., Inc.	—
250	Simmons Bedding Co.	—

TOTAL COMMON STOCKS		$25,543,346

Units	Expiration Date	Value
Warrants(b) — 0.1%
General Motors Co.
97,301	07/10/16	$2,082,241
97,301	07/10/19	1,550,805
Masonite Worldwide Holdings
30,311	06/09/14	36,373
22,734	05/20/16	28,418
Nortek, Inc.
11,520	12/07/14	92,160

TOTAL WARRANTS		$3,789,997

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$4,813,822,735

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(h) — 0.0%
Repurchase Agreement — 0.0%
Joint Repurchase Agreement Account II
$1,000,000	0.077%	07/01/11	$1,000,000

TOTAL INVESTMENTS — 98.0%			$4,814,822,735

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%			98,136,461

NET ASSETS — 100.0%			$4,912,959,196

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,822,252,087, which represents approximately 37.1% of net assets as of June 30, 2011.

(b) Security is currently in default and/or non-income producing.

(c) Pay-in-kind securities.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(f) Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(g) Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2011. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Net Assets
Investments Industry Classifications†
Aerospace	0.5%
Agriculture	0.1
Airlines	0.3
Automotive Parts	5.1
Building Materials	1.2
Capital Goods	2.2
Chemicals	2.9
Conglomerates	0.5
Construction Machinery	0.9
Consumer Products	2.9
Defense	0.7
Emerging Markets	1.1
Energy	8.3
Entertainment & Leisure	1.6
Finance	8.2
Food	1.7
Gaming	6.7
Health Care	7.0
Home Construction	0.1
Lodging	0.3
Media	6.6
Metals	2.1
Packaging	3.1
Paper	0.9
Printing	0.3
Publishing	0.8
Real Estate	0.5
Restaurants	1.0
Retailers	3.1
Short-term Investments#	2.0
Services Cyclical	4.2
Technology	7.8
Telecommunications	8.8
Textiles & Apparel	0.5
Transportation	1.0
Utilities	5.0

TOTAL	100.0%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term Investments include repurchase agreements and other assets/liabilities.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Citibank NA	EUR/USD	07/05/11	$24,949,138	$113,758

	USD/GBP	08/03/11	30,105,191	32,316

Credit Suisse International (London)	USD/GBP	07/05/11	30,115,913	666,192

Deutsche Bank AG (London)	EUR/USD	07/05/11	11,952,950	54,171

TOTAL				$866,437

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Citibank NA	USD/EUR	08/03/11	$382,581,448	$(731,101)

Deutsche Bank AG (London)	USD/EUR	07/05/11	433,318,276	(2,989,770)

	EUR/USD	07/05/11	12,519,671	(31,938)

Morgan Stanley Capital Services, Inc.	USD/CAD	07/05/11	13,345,370	(119,496)

Royal Bank of Canada	USD/CAD	08/03/11	13,335,678	(108,718)

TOTAL				$(3,981,023)

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,631,147,739

Gross unrealized gain	285,049,168
Gross unrealized loss	(101,374,172)

Net unrealized security gain	$183,674,996

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 8.7%
Chemicals(a) — 1.0%
Georgia Gulf Corp. (B+/B1)(b)
$2,180,000	9.000%	01/15/17	$2,359,850
Lyondell Chemical Co. (BB+/Ba1)(b)
2,000,000	8.000	11/01/17	2,235,000
Lyondell Chemical Co. (BB-/Ba3)
1,500,000	11.000	05/01/18	1,672,500

			6,267,350

Consumer Products — Household & Leisure(a)(b) — 0.4%
Spectrum Brands Holdings, Inc. (B/B1)
2,000,000	9.500	06/15/18	2,220,000

Emerging Markets(b)(c) — 0.3%
Cemex SAB de CV (B/NR)
2,000,000	5.246	09/30/15	1,925,112

Energy — Coal(a)(b) — 0.4%
Arch Coal, Inc. (B+/B1)
2,600,000	7.000	06/15/19	2,613,000

Environmental(a) — 0.7%
Clean Harbors, Inc. (BB/Ba3)
4,000,000	7.625	08/15/16	4,260,000

Finance — 0.9%
Ally Financial, Inc. (B+/B1)
2,000,000	8.300	02/12/15	2,165,000
CIT Group, Inc. (B+/B2)(a)(b)
1,000,000	5.250	04/01/14	997,500
International Lease Finance Corp. (BBB-/Ba3)(a)(b)
2,000,000	7.125	09/01/18	2,130,000

			5,292,500

Gaming(a) — 0.4%
MGM Resorts International (B/Ba3)
1,000,000	11.125	11/15/17	1,140,000
MGM Resorts International (CCC+/Caa1)(b)
1,000,000	10.000	11/01/16	1,062,500

			2,202,500

Health Care(a) — 0.5%
Community Health Systems, Inc. (B/B3)
3,000,000	8.875	07/15/15	3,090,000

Health Care — Services(a) — 0.4%
American Renal Holdings Co., Inc. (B/B2)
1,000,000	8.375	05/15/18	1,018,750
OnCure Holdings, Inc. (B/B3)
1,500,000	11.750	05/15/17	1,552,500

			2,571,250

Media — Broadcasting & Radio(a)(b) — 0.2%
Univision Communications, Inc. (B+/B2)
1,375,000	6.875	05/15/19	1,326,875

Packaging(a) — 0.8%
Ardagh Packaging Finance PLC (B-/B3)(b)
1,000,000	9.125	10/15/20	1,045,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Packaging(a) — (continued)
Berry Plastics Corp. (B/B1)(c)
$2,000,000	5.028%	02/15/15	$1,965,000
Reynolds Group Issuer, Inc. (BB/Ba3)(b)(d)
2,000,000	7.750	10/15/16	2,090,000

			5,100,000

Paper(a)(b) — 0.1%
Longview Fibre Paper & Packaging, Inc. (B+/B2)
750,000	8.000	06/01/16	750,000

Retailers(a) — 0.3%
Neiman-Marcus Group, Inc. (B-/Caa1)
2,000,000	10.375	10/15/15	2,102,500

Services Cyclical — Business Services(a)(b) — 0.4%
CoreLogic, Inc. (B+/Ba3)
2,500,000	7.250	06/01/21	2,437,500

Telecommunications — Cellular(a) — 0.9%
Nextel Communications, Inc. (BB-/Ba3)
3,250,000	5.950	03/15/14	3,241,875
Wind Acquisition Finance SA (BB/Ba2)(b)
2,000,000	7.250	02/15/18	2,090,000

			5,331,875

Textiles & Apparel(a)(c) — 0.4%
Hanesbrands, Inc. (BB-/B1)
2,500,000	3.770	12/15/14	2,475,000

Utilities — Electric(a)(b) — 0.3%
Calpine Construction Finance Co. LP (BB-/Ba3)
1,500,000	8.000	06/01/16	1,601,250

Utilities — Pipelines(a) — 0.3%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (BB/B1)
1,500,000	8.750	04/15/18	1,627,500

TOTAL CORPORATE OBLIGATIONS			$53,194,212

Senior Term Loans(e) — 76.6%
Aerospace — 1.0%
Transdigm, Inc. (BB-/Ba2)
$5,998,120	4.000%	02/14/17	$6,007,897

Airlines — 0.9%
Delta Air Lines, Inc. (BB-/Ba2)
748,125	4.250	03/07/16	736,439
5,000,000	5.500	04/20/17	4,946,900

			5,683,339

Automotive — 1.4%
Chrysler Group LLC (B+/B2)
7,500,000	6.000	05/24/17	7,324,200
Ford Motor Co. (B-/Ba3)
1,309,377	2.940	12/16/13	1,307,805

			8,632,005

Automotive — Parts — 3.6%
Allison Transmission, Inc. (B/B2)
4,843,770	2.940	08/07/14	4,742,584
Delphi Corp. (BBB/Baa3)
4,276,316	3.500	03/31/17	4,299,836

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(e) — (continued)
Automotive — Parts — (continued)
Remy International, Inc. (B+/B1)
$1,984,056	6.250%	12/16/16	$1,991,496
Tomkins LLC (BB/NR)
10,723,058	4.250	09/29/16	10,716,945

			21,750,861

Brokerage — 0.7%
MSCI, Inc. (BB+/Ba2)
3,990,000	3.750	03/14/17	4,006,199

Building Materials — 0.2%
Nortek, Inc. (BB-/B1)
1,125,000	5.250	04/26/17	1,122,188

Chemical — 4.0%
Celanese U.S. Holdings LLC (BBB-/Ba1)
5,000,000	3.303	10/31/16	5,017,150
Nalco Co. (BB+/Ba1)
5,585,930	4.500	10/05/17	5,612,295
Rockwood Specialties Group, Inc. (BBB-/Ba1)
4,500,000	3.750	02/09/18	4,516,875
Solutia, Inc. (BB+/Ba1)
7,228,752	3.500	08/01/17	7,235,113
Styron S.A.R.L. LLC (B+/B1)
1,994,987	6.000	08/02/17	1,991,756

			24,373,189

Consumer Products — Household & Leisure — 1.3%
Armored Autogroup, Inc. (B+/Ba3)
1,994,987	6.000	11/05/16	1,993,750
Huish Detergents, Inc. (BB/B2)
1,000,000	4.440	10/26/14	851,670
Renfro Corp. (B/B2)
2,493,719	5.500	05/23/17	2,499,953
Spectrum Brands, Inc. (B/B1)
1,149,605	5.000	06/17/16	1,155,537
Visant Holding Corp. (BB-/B1)
1,496,241	5.250	12/22/16	1,486,620

			7,987,530

Diversified Manufacturing — 0.3%
Manitowoc Co., Inc. (BB/Ba2)
2,000,000	4.250	11/13/17	2,005,940

Energy — 2.0%
AES Corp. (BB+/Ba1)
5,486,250	4.250	05/28/18	5,487,238
Dynegy Holdings, Inc. (CCC/B2)
2,749,156	4.030	04/02/13	2,684,908
Frac Tech International LLC (NR/B2)
3,755,294	6.250	05/06/16	3,747,784

			11,919,930

Energy — Coal — 1.6%
Walter Energy, Inc. (BB-/NR)
9,500,000	4.000	04/02/18	9,493,540

Environmental — 0.5%
EnergySolutions LLC (BB+/Ba2)
2,992,443	6.250	08/12/16	2,999,924

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(e) — (continued)
Finance — 3.0%
CIT Group, Inc. (D/Caa3)
$5,000,000	6.250%	08/11/15	$5,024,100
iPayment, Inc. (B+/Ba2)
1,684,133	5.750	05/08/17	1,685,531
Nielsen Finance LLC (NR/Ba2)
6,478,615	3.440	05/02/16	6,438,059
Springleaf Finance Corp. (B+/B2)
5,000,000	5.500	05/10/17	4,895,000

			18,042,690

Food & Beverages — 5.7%
Burger King Corp. (BB-/Ba3)
4,987,469	4.500	10/19/16	4,969,813
Del Monte Foods Co. (B+/Ba3)
4,000,000	4.500	03/08/18	3,986,440
Dole Food Company Inc. (BB-/Ba2)
2,726,894	6.000	07/08/18	2,724,631
Michael Foods Group, Inc. (BB-/B1)
10,226,875	4.250	02/25/18	10,217,773
NBTY, Inc. (BB-/Ba3)
9,974,937	4.250	10/02/17	9,974,937
U.S. Foodservice, Inc. (NR/B3)
3,241,558	2.690	07/03/14	3,031,862

			34,905,456

Gaming — 1.7%
Caesars Entertainment Corp. (NR/B3)
800,000	9.250	02/24/17	806,200
Caesars Entertainment Operating Co. (B/Caa1)
3,500,000	3.247	01/28/15	3,150,805
Chester Downs and Marina LLC (B+/B3)
2,826,496	12.375	07/29/16	2,872,427
Isle of Capri Casinos, Inc. (NR/Ba3)
3,784,522	4.750	03/24/17	3,799,509

			10,628,941

Health Care — 6.1%
Community Health Systems, Inc. (BB/Ba3)
4,750,236	2.504	07/25/14	4,585,973
243,944	2.504	07/25/14	235,509
Convatec, Inc. (B+/Ba3)
6,483,709	5.750	12/22/16	6,466,138
HCA, Inc. (BB-/Ba3)
11,000,000	3.500	03/31/17	10,841,820
MedAssets, Inc. (BB-/Ba3)
3,950,197	5.250	11/16/16	3,955,135
Multiplan, Inc. (B/Ba3)
10,997,972	4.750	08/26/17	10,932,644

			37,017,219

Health Care — Medical Products — 1.1%
Alere, Inc. (B-/WR)
2,000,000	1.000	06/26/15	1,987,500
Bausch and Lomb, Inc. (BB-/B2)
585,917	3.436	04/24/15	581,927
2,407,067	3.482	04/24/15	2,390,676
Biomet, Inc. (BB-/B1)
1,994,819	3.230	03/25/15	1,975,768

			6,935,871

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(e) — (continued)
Health Care — Pharmaceutical — 1.7%
Aptalis Pharma, Inc. (NR/B1)
$3,241,855	5.500%	02/10/17	$3,204,022
Endo Pharmaceuticals Holdings, Inc. (BBB-/Ba1)
4,000,000	4.000	06/18/18	4,010,000
Warner Chilcott Corp. (BBB-/Ba3)
2,992,500	4.250	03/15/18	2,991,573

			10,205,595

Health Care — Services — 4.0%
DaVita, Inc. (BB/Ba2)
12,729,323	4.500	10/20/16	12,754,273
Emergency Medical Services Corp. (B+/B1)
2,244,375	5.250	05/25/18	2,235,397
Universal Health Services, Inc. (BB+/NR)
6,233,005	4.000	11/15/16	6,245,097
Valitas Health Services, Inc. (NR/Ba3)
3,000,000	5.750	05/18/17	2,990,640

			24,225,407

Lodging — 0.5%
Ameristar Casinos, Inc. (NR/Ba3)
997,500	4.000	04/06/18	999,994
Las Vegas Sands LLC (BB/Ba3)
1,496,214	1.750	05/23/14	1,450,984
Las Vegas Sands LLC (B-/B3)
83,464	2.690	11/23/16	81,075
Las Vegas Sands LLC (B+/B3)
415,276	2.690	11/23/16	403,391

			2,935,444

Media — Broadcasting & Radio — 2.1%
Clear Channel Communication (CCC+/Caa1)
4,000,000	3.836	01/28/16	3,387,000
Hubbard Radio LLC (NR/Caa1)
2,000,000	5.250	04/28/17	2,010,620
1,500,000	8.750	04/30/18	1,523,745
Univision Communications, Inc. (B-/B2)
6,000,000	4.436	03/31/17	5,687,160

			12,608,525

Media — Cable — 2.0%
Charter Communications Operating LLC (BB+/Ba2)
6,977,241	3.500	09/06/16	6,949,262
CSC Holdings, Inc. (BBB-/Baa3)
2,992,105	1.936	03/29/16	2,968,408
1,994,949	1.941	03/29/16	1,973,344

			11,891,014

Media — Non Cable — 1.0%
Weather Channel (BB-/Ba3)
6,000,000	4.250	02/13/17	6,014,160

Metals — 2.6%
Metaldyne Co. LLC (B+/B1)
2,992,500	5.250	05/18/17	2,992,500
Novelis, Inc. (BB-/Ba2)
10,972,431	3.750	03/10/17	10,976,162
Potters Industries (NR/Ba3)
1,000,000	6.000	05/05/17	1,000,000
Potters Industries (NR/Caa1)
1,000,000	10.250	11/13/17	1,015,000

			15,983,662

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(e) — (continued)
Packaging — 2.3%
Graham Packaging Co. LP (B+/B1)
$2,784,412	6.750%	04/05/14	$2,789,479
1,994,975	6.000	09/23/16	1,997,249
LabelCorp Holdings, Inc. (B+/B1)
3,500,000	6.250	05/31/17	3,485,405
Reynolds Group Holdings, Inc. (B+/Ba3)
5,491,250	4.250	02/09/18	5,453,745

			13,725,878

Restaurants — 1.6%
DineEquity, Inc. (BB-/Ba2)
4,750,000	4.250	10/19/17	4,749,240
Dunkin’ Brands, Inc. (B/B3)
3,990,000	4.250	11/23/17	3,982,299
OSI Restaurant Partners LLC (BB-/B1)
88,361	2.499	06/14/13	84,409
OSI Restaurant Partners LLC (B+/B3)
908,746	2.500	06/14/14	868,107

			9,684,055

Retailers — 6.0%
Bass Pro Group LLC (BB-/Ba3)
3,500,000	5.250	06/23/17	3,469,375
CDWC LLC (B/B2)
3,500,000	4.500	07/14/17	3,443,125
Claire’s Stores, Inc. (B/B3)
1,993,178	3.000	05/29/14	1,825,930
General Nutrition Centers, Inc. (B+/B1)
2,062,500	4.250	03/02/18	2,054,766
Gymboree Corp. (B+/B1)
748,120	5.000	02/23/18	724,038
Michaels Stores, Inc. (B/B2)
8,239,496	4.787	07/31/16	8,183,303
Neiman-Marcus Group, Inc. (BB-/B3)
2,125,000	4.750	05/16/18	2,094,081
Petco Animal Supplies, Inc. (B/B1)
5,500,000	4.500	11/24/17	5,479,980
Pilot Travel Centers LLC (BB+/Ba2)
3,500,000	4.250	03/30/18	3,506,335
Savers, Inc. (BB-/Ba3)
3,000,000	4.250	03/03/17	3,000,630
Supervalu, Inc. (BB-/Ba3)
2,992,500	4.500	04/28/18	2,941,388

			36,722,951

Services Cyclical — Business Services — 6.1%
Fifth Third Processing Solutions LLC (BB-/Ba3)
4,736,267	4.500	11/03/16	4,725,279
First Data Corp. (B+/B1)
6,907,890	2.936	09/24/14	6,392,423
3,285,076	4.186	03/23/18	3,020,233
Sabre, Inc. (B/B1)
2,000,000	2.210	09/30/14	1,795,280
ServiceMaster Co. (B+/B1)
383,906	2.690	07/24/14	372,800
3,855,055	2.713	07/24/14	3,743,528
Trans Union LLC (NR/Ba3)
8,977,500	4.750	02/12/18	8,963,495

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(e) — (continued)
Services Cyclical — Business Services — (continued)
Travelport LLC (B/Ba3)
$351,535	4.741%	08/21/15	$335,913
Waste Industries USA, Inc. (B+/B1)
2,992,500	4.750	03/17/17	2,992,500
West Corp. (BB-/Ba3)
3,585,538	4.506	07/15/16	3,584,857
1,000,000	4.508	07/15/16	999,810

			36,926,118

Services Cyclical — Consumer Services — 0.7%
Acosta, Inc. (B+/NR)
4,530,000	4.750	03/01/18	4,528,596

Services Cyclical — Rental Equipment — 0.3%
BakerCorp International, Inc. (B/Ba3)
2,000,000	5.000	06/01/18	2,001,120

Technology — 0.5%
Sensata Technologies Finance Co. LLC (BB+/Ba3)
3,000,000	4.000	05/11/18	2,994,000

Technology — Hardware — 0.3%
Freescale Semiconductor, Inc. (B-/B1)
1,993,501	4.441	12/01/16	1,979,806

Technology — Software/Services — 4.1%
Aspect Software, Inc. (B+/Ba3)
1,852,142	6.250	04/19/16	1,852,142
Autotrader.com, Inc. (BB+/Ba3)
5,000,000	4.000	12/15/16	4,990,650
Dealer Computer Services, Inc. (BB+/Ba2)
2,000,000	3.750	04/20/18	1,994,500
Eagle Parent, Inc. (NR/Ba3)
3,000,000	5.000	05/16/18	2,922,750
Sungard Data Systems, Inc. (BB/Ba3)
10,000,000	3.867	02/26/16	9,949,900
TriZetto Group, Inc. (B/B1)
3,000,000	4.750	05/02/18	2,971,260

			24,681,202

Telecommunications — Wirelines — 0.9%
CommScope, Inc. (BB/Ba3)
5,308,257	5.000	01/14/18	5,338,142

Transportation — 0.5%
Swift Transportation Co., Inc. (BB-/B1)
3,000,000	0.000	12/21/16	3,012,750

Utilities — Electric — 1.7%
Calpine Corp. (B+/B1)
10,723,125	4.500	04/02/18	10,603,562

Wireless Telecommunications — 2.6%
BBHI Acquisition LLC (BB+/Ba3)
2,996,241	4.500	12/14/17	2,994,203
Intelsat Jackson Holdings SA (BB-/B1)
13,000,000	5.250	04/02/18	13,027,040

			16,021,243

TOTAL SENIOR TERM LOANS			$465,595,949

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(f) — 18.3%
Repurchase Agreement — 18.3%
Joint Repurchase Agreement Account II
$111,200,000	0.077%	07/01/11	$111,200,000

TOTAL INVESTMENTS — 103.6%			$629,990,161

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%			(22,054,634)

NET ASSETS — 100.0%			$607,935,527

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $26,883,587, which represents approximately 4.4% of net assets as of June 30, 2011.

(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(d) Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2011.

(e) Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2011. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(f) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

CREDIT DEFAULT SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

			Rates		Credit		Upfront
		Notional	Received		Spread at		Payments
	Referenced	Amount	(Paid) by	Termination	June 30, 2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(a)	Value	by the Fund	Gain (Loss)

Protection Sold:
Bank of America Securities LLC	Markit LCDX Index	$10,000	2.500%	06/20/16	294	$(162,307)	$34,614	$(196,921)
Credit Suisse First Boston Corp.	Markit LCDX Index	14,000	2.500	06/20/16	294	(227,230)	73,788	(301,018)

TOTAL						$(389,537)	$108,402	$(497,939)

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$634,986,671

Gross unrealized gain	284,066
Gross unrealized loss	(5,280,576)

Net unrealized security loss	$(4,996,510)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 80.8%
Banks — 21.0%
Abbey National Treasury Services PLC
$2,700,000	2.875%	04/25/14	$2,705,879
3,875,000	4.000	04/27/16	3,836,655
ANZ Capital Trust II(a)(b)
2,800,000	5.360	12/15/49	2,849,000
Astoria Financial Corp.(b)
2,900,000	5.750	10/15/12	2,983,701
Bank of America Corp.
3,075,000	3.625	03/17/16	3,077,296
11,600,000	5.625	07/01/20	11,902,091
Bank of Scotland PLC(a)
1,000,000	5.250	02/21/17	1,069,269
Capital One Bank USA NA
2,650,000	8.800	07/15/19	3,254,928
Capital One Capital IV(b)(c)
6,400,000	6.745	02/17/37	6,464,000
Citigroup Capital XXI(b)(c)
5,277,000	8.300	12/21/57	5,382,540
Citigroup, Inc.
3,975,000	5.500	10/15/14	4,310,908
2,220,000	6.125	11/21/17	2,449,766
2,885,000	5.375	08/09/20	3,019,478
Discover Bank
3,700,000	8.700	11/18/19	4,455,253
Fifth Third Bancorp
2,175,000	3.625	01/25/16	2,194,885
Fifth Third Bank(c)
5,625,000	0.371	05/17/13	5,537,053
HSBC Capital Funding LP(a)(b)(c)
1,050,000	4.610	06/27/49	1,014,829
ING Bank NV(a)
5,400,000	2.375	06/09/14	5,374,982
3,000,000	2.500	01/14/16	2,947,347
JPMorgan Chase & Co.(b)
3,100,000	6.550	09/29/36	3,088,964
JPMorgan Chase Capital XXV
1,300,000	6.800	10/01/37	1,295,396
Manufacturers & Traders Trust Co.(b)(c)
3,525,000	1.805	04/01/13	3,518,359
2,003,000	5.585	12/28/20	1,932,895
Merrill Lynch & Co., Inc.
1,250,000	6.400	08/28/17	1,376,041
MUFG Capital Finance 1 Ltd.(b)(c)
3,025,000	6.346	07/25/49	3,070,375
Nordea Eiendomskreditt AS(a)
2,800,000	1.875	04/07/14	2,837,453
Regions Financial Corp.
3,600,000	5.750	06/15/15	3,537,000
Resona Bank Ltd.(a)(b)(c)
1,475,000	5.850	04/15/49	1,471,995
Royal Bank of Scotland PLC(a)
3,825,000	4.875	08/25/14	3,980,926
Santander Holdings USA, Inc.
855,000	4.625	04/19/16	855,613
SunTrust Banks, Inc.(b)
4,050,000	3.600	04/15/16	4,101,987
Union Bank NA
5,325,000	3.000	06/06/16	5,275,095

			111,171,959

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Brokerage — 2.7%
Morgan Stanley & Co.
$4,250,000	4.750%		04/01/14	$4,428,567
7,100,000	6.625	(b)	04/01/18	7,792,559
1,725,000	7.300	(b)	05/13/19	1,949,397

				14,170,523

Chemicals(b) — 2.2%
Incitec Pivot Ltd.(a)
3,700,000	4.000		12/07/15	3,778,566
The Dow Chemical Co.
6,823,000	7.600		05/15/14	7,903,321

				11,681,887

Consumer Products(b) — 0.5%
Whirlpool Corp.
2,675,000	8.000		05/01/12	2,829,825

Distributors(a)(b) — 0.7%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
2,300,000	6.750		09/30/19	2,634,158
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000		06/01/16	1,203,335

				3,837,493

Electric(b) — 5.7%
Arizona Public Service Co.
6,115,000	8.750		03/01/19	7,846,203
Enel Finance International SA(a)
3,400,000	5.700		01/15/13	3,580,370
4,325,000	3.875		10/07/14	4,463,002
Ipalco Enterprises, Inc.(a)
4,025,000	5.000		05/01/18	3,931,837
Nevada Power Co.
2,675,000	7.125		03/15/19	3,222,830
PPL WEM Holdings PLC(a)
3,700,000	5.375		05/01/21	3,815,699
Progress Energy, Inc.
1,000,000	7.000		10/30/31	1,159,456
Public Service Co. of Oklahoma
1,650,000	6.625		11/15/37	1,816,394

				29,835,791

Energy — 8.7%
Anadarko Petroleum Corp.(b)
7,428,000	6.375		09/15/17	8,506,304
1,825,000	8.700		03/15/19	2,318,153
BP Capital Markets PLC(b)
8,175,000	4.500		10/01/20	8,343,249
Dolphin Energy Ltd.(a)(b)
485,980	5.888		06/15/19	523,401
Gaz Capital SA for Gazprom(d)
810,000	9.250		04/23/19	1,007,438
Nexen, Inc.(b)
535,000	6.400		05/15/37	531,626
2,525,000	7.500		07/30/39	2,827,654
Pemex Project Funding Master Trust(b)
900,000	6.625		06/15/35	942,750
Pride International, Inc.
3,575,000	6.875		08/15/20	4,157,639
PTT Exploration and Production Public Co. Ltd.(a)
820,000	5.692		04/05/21	831,177

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Energy — (continued)
TNK-BP Finance SA
$470,000	7.500%	07/18/16	$532,275
Transocean, Inc.(b)
7,825,000	6.000	03/15/18	8,612,278
Valero Logistics(b)
2,000,000	6.050	03/15/13	2,134,261
Weatherford International Ltd.(b)
3,775,000	9.625	03/01/19	4,872,865

			46,141,070

Financial(a) — 0.8%
FUEL Trust
4,300,000	3.984	06/15/16	4,265,062

Food & Beverage — 4.0%
Anheuser-Busch InBev Worldwide, Inc.(b)
6,281,000	4.125	01/15/15	6,722,173
Cargill, Inc.(a)(b)
5,700,000	4.307	05/14/21	5,744,432
Kraft Foods, Inc.
7,900,000	6.500	02/09/40	8,691,012

			21,157,617

Health Care — Medical Products(b) — 3.3%
Boston Scientific Corp.
8,550,000	4.500	01/15/15	9,006,195
Humana, Inc.
2,765,000	7.200	06/15/18	3,196,180
Life Technologies Corp.
5,125,000	4.400	03/01/15	5,435,022

			17,637,397

Life Insurance — 3.6%
American International Group, Inc.(b)
1,175,000	6.400	12/15/20	1,264,859
Lincoln National Corp.(b)
1,200,000	4.300	06/15/15	1,262,035
MetLife Capital Trust X(a)(b)
1,500,000	9.250	04/08/38	1,830,000
Nationwide Financial Services(a)(b)
2,450,000	5.375	03/25/21	2,460,876
Prudential Financial, Inc.
3,650,000	6.000	12/01/17	4,101,834
Reinsurance Group of America, Inc.(b)
1,650,000	5.000	06/01/21	1,632,398
2,100,000	6.750 (c)	12/15/65	1,987,130
The Northwestern Mutual Life Insurance Co.(a)(b)
4,350,000	6.063	03/30/40	4,584,826

			19,123,958

Media — Cable — 1.0%
Comcast Cable Communications Holdings, Inc.
2,200,000	8.375	03/15/13	2,463,088
Cox Communications, Inc.(a)(b)
2,025,000	8.375	03/01/39	2,646,668

			5,109,756

Media — Non Cable(a)(b) — 2.4%
NBCUniversal Media LLC
7,325,000	2.875	04/01/16	7,330,727

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Media — Non Cable(a)(b) — (continued)
News America, Inc.
$5,350,000	6.150%		02/15/41	$5,380,137

				12,710,864

Metals & Mining(b) — 1.1%
Freeport-McMoRan Copper & Gold, Inc.
5,075,000	8.375		04/01/17	5,538,094

Noncaptive — Financial — 2.9%
GE Capital Trust I(b)(c)
3,280,000	6.375		11/15/67	3,353,800
General Electric Capital Corp.
2,325,000	5.625		05/01/18	2,533,135
2,150,000	6.375	(b)(c)	11/15/67	2,198,375
International Lease Finance Corp.
3,225,000	5.750		05/15/16	3,175,712
SLM Corp.(b)
4,100,000	6.250		01/25/16	4,285,540

				15,546,562

Pipelines(b) — 4.1%
Energy Transfer Partners LP
3,727,000	5.950		02/01/15	4,127,537
Enterprise Products Operating LLC
3,973,000	7.550		04/15/38	4,746,009
Tennessee Gas Pipeline Co.
1,460,000	7.000		10/15/28	1,680,779
2,125,000	8.375		06/15/32	2,686,399
TransCanada PipeLines Ltd.(c)
3,875,000	6.350		05/15/67	3,875,000
Valmont Industries, Inc.
4,225,000	6.625		04/20/20	4,620,639

				21,736,363

Property/Casualty Insurance — 2.0%
Arch Capital Group Ltd.(b)
1,245,000	7.350		05/01/34	1,313,505
QBE Capital Funding III Ltd.(a)(b)(c)
3,175,000	7.250		05/24/41	3,185,713
QBE Insurance Group Ltd.(a)
922,000	9.750		03/14/14	1,072,694
855,000	5.647	(b)(c)	07/01/23	827,469
Transatlantic Holdings, Inc.(b)
3,725,000	8.000		11/30/39	4,050,434

				10,449,815

Real Estate Investment Trusts — 5.9%
Brandywine Operating Partnership LP(b)
1,000,000	4.950		04/15/18	1,013,811
Developers Diversified Realty Corp.
590,000	9.625		03/15/16	713,162
3,750,000	7.500	(b)	04/01/17	4,246,875
Duke Realty LP(b)
2,875,000	8.250		08/15/19	3,458,531
Healthcare Realty Trust, Inc.(b)
3,575,000	5.750		01/15/21	3,651,624
Kilroy Realty LP(b)
2,300,000	5.000		11/03/15	2,402,785
1,125,000	6.625		06/01/20	1,204,348
Pan Pacific Retail Properties, Inc.(b)
1,350,000	5.950		06/01/14	1,486,381
Post Apartment Homes LP(b)
3,000,000	6.300		06/01/13	3,210,895

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Real Estate Investment Trusts — (continued)
ProLogis(d)
	$8,000,000	2.250%	04/01/37	$7,970,000
UDR, Inc.(b)
	1,900,000	4.250	06/01/18	1,876,596

				31,235,008

Retailers — 2.3%
CVS Caremark Corp.(b)
	3,850,000	6.302 (c)	06/01/37	3,734,473
	3,400,000	5.750	05/15/41	3,329,402
Macy’s Retail Holdings, Inc.
	4,125,000	7.450	07/15/17	4,928,910

				11,992,785

Tobacco — 0.5%
Altria Group, Inc.
	2,075,000	9.700	11/10/18	2,727,839

Transportation(a) — 0.3%
Transnet Ltd.
	1,550,000	4.500	02/10/16	1,608,125

Wireless Telecommunications — 1.5%
AT&T, Inc.(b)
	2,300,000	6.400	05/15/38	2,431,995
Qtel International Finance Ltd.
	2,200,000	7.875	06/10/19	2,640,000
Telecom Italia Capital SA(b)
	2,665,000	5.250	10/01/15	2,735,466

				7,807,461

Wirelines Telecommunications(b) — 3.6%
AT&T, Inc.
	6,375,000	2.950	05/15/16	6,450,976
Qwest Communications International, Inc.
	1,725,000	8.000	10/01/15	1,869,900
Qwest Corp.
	4,150,000	8.375	05/01/16	4,875,389
Telecom Italia Capital SA
	5,700,000	4.950	09/30/14	5,935,043

				19,131,308

TOTAL CORPORATE OBLIGATIONS				$427,446,562

Mortgage-Backed Obligations — 4.7%
Collateralized Mortgage Obligations — 4.7%
Arkle Master Issuer PLC Series 2010-2A, Class 1A1(a)(c)
	$3,100,000	1.661%	05/17/60	$3,102,003
Countrywide Alternative Loan Trust Series 2007-06, Class A4
	1,200,000	5.750	04/25/47	765,587
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
	1,952,214	5.750	07/25/37	1,475,647
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
	1,498,691	6.000	08/25/37	1,197,115
Fosse Master Issuer PLC Series 2011-1A, Class A2(a)(c)
	2,500,000	1.619	10/18/54	2,496,583
Holmes Master Issuer PLC Series 2010-1A, Class A2(a)(c)
	1,400,000	1.678	10/15/54	1,402,405
NCUA Guaranteed Notes Series 2010-C1, Class A2
	2,500,000	2.900	10/29/20	2,496,875
Permanent Master Issuer PLC Series 2011-1A, Class 1A3(a)(c)
EUR	3,000,000	2.617	07/15/42	4,346,142

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
Residential Asset Securitization Trust Series 2007-A2, Class 1A3
$945,309	6.000%	04/25/37	$711,650
Silverstone Master Issuer Series 2010-1A, Class A1(a)(c)
3,200,000	1.674	01/21/55	3,199,992
Structured Adjustable Rate Mortgage Loan Trust Series 2005-21, Class 7A1(c)
1,645,103	5.593	11/25/35	1,408,065
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR15, Class A1A1(c)
1,328,704	0.446	11/25/45	1,047,734
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
1,250,350	6.000	06/25/37	1,057,881

TOTAL MORTGAGE-BACKED OBLIGATIONS			$24,707,679

Asset-Backed Securities(c) — 0.7%
Student Loan — 0.7%
Brazos Higher Education Authority, Inc. Series 2011-2, Class A3
$2,300,000	1.247%	10/27/36	$2,156,364
Louisiana Public Facilities Authority Series 2011-A, Class A3
1,500,000	1.257	04/25/35	1,432,215

TOTAL ASSET-BACKED SECURITIES			$3,588,579

Foreign Debt Obligations — 3.0%
Sovereign — 2.6%
Federal Republic of Brazil
$820,000	8.250%	01/20/34	$1,127,500
4,250,000	7.125	01/20/37	5,248,750
Republic of Colombia
230,000	7.375	09/18/37	289,800
930,000	6.125	01/18/41	1,006,725
Russian Federation(e)
1,159,100	7.500	03/31/30	1,365,999
State of Qatar
600,000	5.150	04/09/14	651,600
United Mexican States
3,800,000	6.050	01/11/40	4,043,200

			13,733,574

Supranational — 0.4%
North American Development Bank
2,000,000	4.375	02/11/20	2,067,654

TOTAL FOREIGN DEBT OBLIGATIONS			$15,801,228

Agency Debentures — 0.1%
Tennessee Valley Authority
$500,000	4.625%	09/15/60	$469,951

U.S. Treasury Obligation — 0.2%
United States Treasury Notes
$1,200,000	3.125%	05/15/21	$1,196,628

Municipal Debt Obligations — 6.1%
California — 3.8%
California State GO Bonds Build America Taxable Series 2009
$1,450,000	7.500%	04/01/34	$1,639,950
10,520,000	7.550 (f)	04/01/39	12,038,667
455,000	7.300	10/01/39	504,477

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California State GO Bonds Build America Taxable Series 2010
$2,645,000	7.625%	03/01/40	$3,044,950
California State University RB Build America Bonds Series 2010
2,825,000	6.484	11/01/41	2,858,731

			20,086,775

Illinois — 1.4%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Bonds Taxable Direct Payment Series 2009
1,775,000	5.720	12/01/38	$1,843,373
Illinois State GO Bonds Build America Series 2010
5,675,000	6.630	02/01/35	5,616,717

			7,460,090

New Jersey — 0.1%
New Jersey State Turnpike Authority RB Build America Taxable Series 2009 F
350,000	7.414	01/01/40	$422,464

New York — 0.4%
New York State Dormitory Authority Non-State Supported Debt RB for Cornell University Series 2010 A
2,000,000	5.000	07/01/40	$2,071,740

Texas — 0.4%
Dallas Area Rapid Transit Sales Tax RB Senior Lien Series 2008
2,125,000	5.250	12/01/48	$2,182,545

TOTAL MUNICIPAL DEBT OBLIGATIONS			$32,223,614

Shares	Rate	Value
Preferred Stock(b)(c) — 0.3%
JPMorgan Chase & Co.
$1,575,000	7.900%	$1,691,692

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 0.8%
Interest Rate Swaptions
Citibank NA Put - OTC - 5 year Interest Rate Swap Strike Price 2.605
$20,200,000	2.605%	02/21/12	$374,186
Citibank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.605
20,200,000	2.605	02/21/12	289,090
Citibank NA Put - OTC - 5 year Interest Rate Swap Strike Price 2.675
20,200,000	2.675	02/21/12	415,762
Citibank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.675
20,200,000	2.675	02/21/12	263,621
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.595
14,100,000	3.595	02/24/12	433,335
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.595
14,100,000	3.595	02/24/12	418,274
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.560
6,600,000	3.560	06/15/12	194,499

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — (continued)
Interest Rate Swaptions (continued)
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.560
$6,600,000	3.560%	06/15/12	$291,300
Deutsche Bank Securities, Inc. Put - OTC - 30 year Interest Rate Swap Strike Price 4.080
5,000,000	4.080	06/25/12	270,010
Deutsche Bank Securities, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.080
5,000,000	4.080	06/25/12	447,366
Morgan Stanley Capital Services, Inc. Put - OTC - 30 year Interest Rate Swap Strike Price 4.260
7,800,000	4.260	02/21/12	479,749
Morgan Stanley Capital Services, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.260
7,800,000	4.260	02/21/12	416,023

TOTAL OPTIONS PURCHASED — 0.8%			$4,293,215

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$511,419,148

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(g) — 2.4%
Repurchase Agreement — 2.4%
Joint Repurchase Agreement Account II
$13,000,000	0.077%	07/01/11	$13,000,000

TOTAL INVESTMENTS — 99.1%			$524,419,148

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			4,529,843

NET ASSETS — 100.0%			$528,948,991

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $101,791,200, which represents approximately 19.2% of net assets as of June 30, 2011.

(b) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2011.

(f) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Currency Abbreviation:
EUR	— Euro

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2011, the Fund had outstanding forward foreign currency exchange contracts, to sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts	Expiration	Current	Unrealized
Counterparty	to Buy/Sell	Date	Value	Loss

Deutsche Bank AG (London)	USD/EUR	07/27/11	$4,347,074	$(62,645)

FUTURES CONTRACTS — At June 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Ultra Long U.S. Treasury Bonds	88	September 2011	$11,110,000	$(152,302)
2 Year U.S. Treasury Notes	834	September 2011	182,932,687	(117,095)
5 Year U.S. Treasury Notes	(146)	September 2011	(17,402,516)	118,653
10 Year U.S. Treasury Notes	76	September 2011	9,296,938	(61,965)
30 Year U.S. Treasury Bonds	216	September 2011	26,574,750	(199,341)

TOTAL				$(412,050)

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$5,600	11/23/27	3 month LIBOR	4.206%	$18,354	$—	$18,354
	15,600	11/23/19	3.587%	3 month LIBOR	39,801	—	39,801
	17,500	11/23/14	3 month LIBOR	2.116	(74,150)	—	(74,150)
	2,100	05/15/37	3 month LIBOR	3.962	45,010	—	45,010
JPMorgan Securities, Inc.	57,000	06/30/13	3 month LIBOR	0.750	(925)	(34,560)	33,635
Morgan Stanley Capital Services, Inc.	2,700	05/15/37	3 month LIBOR	3.967	55,845	—	55,845
	2,500	07/01/44	3 month LIBOR	4.560	31,991	—	31,991
	54,200	12/21/13	3 month LIBOR	1.250	(236,756)	(315,715)	78,959
	54,200	12/21/13	1.250	3 month LIBOR	236,756	321,000	(84,244)
	62,800	06/30/13	3 month LIBOR	0.750	(1,018)	(38,321)	37,303
	4,500	07/01/24	4.440	3 month LIBOR	(38,220)	—	(38,220)

TOTAL					$76,688	$(67,596)	$144,284

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2011.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit		Upfront
		Notional	Received		Spread at		Payments
	Referenced	Amount	(Paid) by	Termination	June 30, 2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Protection Sold:
Credit Suisse International (London)	Prudential Financial, Inc. 4.50% 07/15/13	$2,350	1.000%	06/20/15	116	$(13,516)	$(94,847)	$81,331
Deutsche Bank Securities, Inc.	MetLife, Inc. 5.00% 06/15/15	1,825	1.000	03/20/15	118	(11,444)	(72,499)	61,055
	MetLife, Inc. 5.00% 06/15/15	5,200	1.000	09/20/15	131	(64,835)	(259,827)	194,992
	Markit MCDX Index	32,500	1.000	06/20/21	163	(1,278,067)	(999,911)	(278,156)
Morgan Stanley Capital Services, Inc.	Markit MCDX Index	2,500	1.000	06/20/21	163	(98,313)	(70,152)	(28,161)

TOTAL						$(1,466,175)	$(1,497,236)	$31,061

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — For the period ended June 30, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$13,000	$(141,665)
Contracts Written	48,200	(408,890)
Contracts Bought to Close	(33,900)	313,310
Contracts Expired	(27,300)	237,245

Contracts Outstanding June 30, 2011	$—	$—

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$508,586,215

Gross unrealized gain	17,837,648
Gross unrealized loss	(2,004,715)

Net unrealized security gain	$15,832,933

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Sovereign Debt Obligations — 62.5%
Argentina(a) — 1.0%
Republic of Argentina (NR/NR)
	$10,680,000	0.000%	12/15/35	$1,799,580
ARS	340,750,000	0.000	12/15/35	13,755,982
EUR	41,550,000	0.000	12/15/35	8,646,409

				24,201,971

Brazil — 6.1%
Brazil Letras do Tesouro Nacional (NR/NR)
BRL	72,590,540	6.000	08/15/40	46,169,382
Brazil Notas do Tesouro Nacional (NR/Baa2)
	8,169,000	10.000	01/01/12	5,172,042
	23,841,000	10.000	01/01/14	14,432,806
	35,791,000	10.000	01/01/17	20,747,907
	104,954,000	10.000	01/01/21	58,625,267

				145,147,404

Chile — 0.1%
Republic of Chile (A+/Aa3)
CLP	1,537,000,000	5.500	08/05/20	3,315,374

Colombia — 3.2%
Republic of Colombia (BBB-/Baa3)
COP	53,071,000,000	7.750	04/14/21	34,208,745
	30,543,000,000	9.850	06/28/27	22,401,538
Republic of Colombia (NR/NR)
	26,490,600,000	11.250	10/24/18	18,151,077

				74,761,360

Hungary — 4.9%
Hungary Government Bond (BBB-/Baa3)
HUF	6,901,000,000	8.000	02/12/15	39,047,547
	13,322,780,000	5.500	02/12/16	68,674,697
Hungary Government Bond (NR/NR)
	1,322,940,000	7.000	06/24/22	7,073,935

				114,796,179

Indonesia — 4.6%
Republic of Indonesia (BB+/Ba1)
IDR	47,086,000,000	15.000	07/15/18	7,774,365
	63,600,000,000	11.000	11/15/20	9,140,808
	23,544,000,000	12.800	06/15/21	3,727,011
Republic of Indonesia (NR/Ba1)
	93,150,000,000	7.375	09/15/16	11,112,174
	75,000,000,000	8.250	07/15/21	9,183,138
	401,300,000,000	10.500	08/15/30	54,458,968
	110,775,000,000	9.500	07/15/31	13,934,876

				109,331,340

Malaysia — 8.0%
Malaysia Government Bond (NR/A3)
MYR	143,700,000	3.741	02/27/15	48,054,669
	160,225,000	4.262	09/15/16	54,936,560
	171,025,000	4.378	11/29/19	58,764,179
	15,500,000	4.160	07/15/21	5,230,833

Principal		Interest	Maturity
Amount		Rate	Date	Value
Sovereign Debt Obligations — (continued)
Malaysia — (continued)
Malaysia Government Bond (NR/NR)
MYR	68,000,000	3.434%	08/15/14	$22,646,398

				189,632,639

Mexico — 4.9%
Mexican Bonos (A/Baa1)
MXN	142,244,452	4.000	06/13/19	13,371,666
	439,817,700	10.000	12/05/24	46,673,454
	120,133,600	10.000	11/20/36	12,511,039
	99,973,500	8.500	11/18/38	8,981,896
Mexican Bonos (NR/Baa1)
	410,457,485	2.500	12/10/20	34,300,832

				115,838,887

Peru — 0.5%
Peru Government Bond (BBB+/Baa3)
PEN	1,971,000	9.910	05/05/15	825,993
	4,030,000	7.840	08/12/20	1,619,422
	4,710,000	8.200	08/12/26	1,922,046
	24,180,000	6.900	08/12/37	8,428,720

				12,796,181

Poland — 4.7%
Poland Government Bond (A/A2)
PLN	102,923,268	3.000	08/24/16	38,763,211
	27,000,000	5.500	10/25/19	9,715,984
	176,475,000	5.250	10/25/20	61,921,956

				110,401,151

Russia — 0.8%
Russian Federation (BBB+/Baa1)
RUB	470,000,000	7.850	03/10/18	17,655,032

South Africa — 9.7%
Republic of South Africa (A/A3)
ZAR	53,550,000	8.000	12/21/18	7,790,900
	111,230,000	7.250	01/15/20	15,324,039
	1,195,395,000	10.500	12/21/26	205,371,294

				228,486,233

Thailand — 9.1%
Bank of Thailand (NR/NR)(b)
THB	681,000,000	0.000	08/04/11	22,104,160
	739,000,000	0.000	10/06/11	23,845,501
	323,000,000	0.000	11/03/11	10,390,333
Thailand Government Bond (A-/Baa1)
	168,500,000	5.250	05/12/14	5,706,888
	3,172,800,000	3.625	05/22/15	102,875,755
	168,500,000	3.125	12/11/15	5,352,608
	860,775,000	4.125	11/18/16	28,509,793
	505,500,000	2.800	10/10/17	15,563,559

				214,348,597

Turkey — 4.9%
Turkey Government Bond (NR/NR)
TRY	83,500,000	0.000 (b)	02/20/13	44,536,780
	20,025,000	11.000	08/06/14	12,918,161
	17,900,000	10.000	06/17/15	11,282,625

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Sovereign Debt Obligations — (continued)
Turkey — (continued)
Turkey Government Bond (NR/NR) — (continued)
TRY	71,275,000	10.500%	01/15/20	$46,550,523

				115,288,089

TOTAL SOVEREIGN DEBT OBLIGATIONS				$1,476,000,437

Structured Notes — 5.0%
Brazil — 2.6%
Notas do Tesouro Nacional (Issuer Barclays Bank PLC) (NR/NR)(b)
BRL	12,213,000	0.000%	11/09/11	$37,144,392
Notas do Tesouro Nacional (Issuer Credit Suisse AG) (NR/NR)
	20,330,033	6.000	08/19/40	12,930,405
	11,705,171	6.000	08/19/40	7,444,779
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)(a)
	3,367,803	0.000	08/15/40	2,142,006

				59,661,582

Indonesia — 2.4%
Republic of Indonesia (Issuer Barclays Bank PLC) (NR/NR)
IDR	140,000,000,000	10.000	07/17/17	18,611,160
Republic of Indonesia (Issuer HSBC Corp.) (NR/NR)
	35,000,000,000	10.750	05/15/16	4,730,336
	46,000,000,000	10.000	07/15/17	6,111,233
Republic of Indonesia (Issuer JPMorgan Chase) (A+/NR)
	123,000,000,000	10.000	07/17/17	16,329,718
Republic of Indonesia (Issuer JPMorgan Chase) (NR/NR)
	80,000,000,000	11.000	11/17/20	11,458,691

				57,241,138

TOTAL STRUCTURED NOTES				$116,902,720

Corporate Obligations — 5.5%
Brazil(c) — 0.2%
Banco Votorantim SA (BB+/Baa1)
BRL	7,296,563	6.250%	05/16/16	$4,725,432

Hong Kong — 0.3%
Evergrande Real Estate Group Ltd. (BB-/B2)
CNY	51,700,000	7.500	01/19/14	7,640,872

Ireland — 0.4%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB/Ba3)
	$1,430,000	6.493 (c)	02/02/16	1,467,538
	3,580,000	9.125	04/30/18	4,045,400
	4,540,000	7.748 (c)	02/02/21	4,664,850

				10,177,788

Luxembourg(d) — 0.9%
Gaz Capital SA for Gazprom (BBB/Baa1)
	17,040,000	9.250	04/23/19	21,193,500

Mexico(a)(c) — 0.4%
Cemex SAB de CV (B/NR)
	10,660,000	5.246	09/30/15	10,260,843

Netherlands(c) — 0.3%
VimpelCom Holdings BV (NR/Ba3)
	6,970,000	7.504	03/01/22	6,840,929

Philippines — 0.1%
JPMorgan Chase & Co. (A+/Aa3)
PHP	52,000,000	6.000%	10/10/12	1,262,351

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Russia — 1.0%
Red Arrow International Leasing PLC (BBB/Baa2)
RUB	36,236,486	8.375%	06/30/12	$1,311,875
RSHB Capital SA for OJSC Russian Agricultural Bank (NR/Baa1)
	632,800,000	7.500	03/25/13	23,139,284

				24,451,159

South Africa — 1.2%
Transnet Ltd. (NR/NR)
ZAR	8,000,000	9.250	11/14/17	1,182,145
	15,000,000	10.500	09/17/20	2,347,304
	18,000,000	10.800	11/06/23	2,867,841
	7,000,000	9.500	08/19/25	1,020,134
	143,000,000	8.900	11/14/27	19,760,213

				27,177,637

United States(a)(c) — 0.7%
Citigroup Funding, Inc. (NR/NR)
COP	24,174,000,000	11.250	10/25/18	16,563,768

TOTAL CORPORATE OBLIGATIONS				$130,294,279

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$1,723,197,436

Short-term Investment(e) — 24.4%
Repurchase Agreement — 24.4%
Joint Repurchase Agreement Account II
	$577,500,000	0.077%	07/01/11	$577,500,000

TOTAL INVESTMENTS — 97.4%				$2,300,697,436

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%				61,911,671

NET ASSETS — 100.0%				$2,362,609,107

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(b) Issued with a zero coupon. Income is recognized through the accretion of discount.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $44,523,360, which represents approximately 1.6% of net assets as of June 30, 2011.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Bank of America NA	COP/USD	07/14/11	$33,918,603	$69,813
	HUF/USD	09/21/11	27,239,486	994,136
	PLN/USD	09/21/11	43,179,587	882,357
Barclays Bank PLC	BRL/USD	07/14/11	17,714,254	1,018,254
	CNY/USD	07/07/11	36,736,394	269,132
	CNY/USD	09/30/11	37,395,797	60,797
	HUF/EUR	09/21/11	11,744,655	64,117
	HUF/USD	09/21/11	57,105,939	1,536,264
	IDR/USD	07/14/11	62,184,882	1,095,537
	MXN/USD	09/21/11	51,109,090	672,975
	MYR/USD	07/14/11	65,043,865	416,793
	RUB/USD	07/14/11	107,435,061	602,443
	USD/EUR	09/21/11	10,549,646	69,110
	USD/MYR	07/14/11	17,810,071	17,725
	USD/RUB	07/14/11	13,345,130	42,509
Citibank NA	CNY/USD	07/07/11	96,275,385	976,931
	ILS/USD	09/21/11	9,529,222	134,222
	INR/USD	07/14/11	33,790,794	147,876
	KRW/USD	07/14/11	128,722,740	2,962,276
	MXN/USD	09/21/11	18,841,283	316,283
	MYR/USD	07/14/11	33,510,371	311,371
	PEN/USD	07/14/11	7,216,947	73,947
	RUB/USD	07/14/11	74,710,037	245,037
	TWD/USD	07/14/11	72,719,295	597,213
	USD/EUR	09/21/11	24,486,780	116,964
	USD/HUF	09/21/11	38,261,396	395,223
	USD/PHP	07/14/11	18,258,507	179,493
Deutsche Bank AG (London)	CNY/USD	07/07/11	4,006,657	40,657
	INR/USD	07/14/11	17,193,330	411,330
	PEN/USD	07/14/11	20,611,006	503,954
	TRY/USD	09/21/11	63,195,472	426,507
HSBC Bank PLC	BRL/USD	07/14/11	46,948,145	1,850,145
	CNY/USD	07/07/11	27,222,833	203,833
	CNY/USD	09/30/11	37,378,426	43,426
	INR/USD	07/14/11	34,090,566	474,566
	MXN/USD	09/21/11	4,730,564	72,227
	MYR/USD	07/14/11	17,763,109	133,031
	RUB/USD	07/14/11	27,071,014	366,548
	TWD/USD	07/14/11	18,458,148	119,878
	TWD/USD	07/25/11	37,640,246	312,246
	USD/MYR	07/14/11	35,866,545	401,455
	USD/PHP	07/14/11	39,091,143	400,857
	ZAR/USD	09/21/11	68,888,202	783,475
JPMorgan Securities, Inc.	PHP/USD	07/14/11	6,225,426	8,748
	ZAR/USD	09/21/11	9,482,565	149,504
Merrill Lynch & Co., Inc.	RUB/USD	07/14/11	93,951,479	2,205,454
Morgan Stanley & Co.	HUF/USD	09/21/11	21,016,441	431,493
	INR/USD	07/14/11	33,472,070	367,472
	MXN/USD	09/21/11	42,767,681	485,317
	TRY/USD	09/21/11	47,176,806	435,275
Royal Bank of Canada	CLP/USD	07/14/11	34,748,477	647,240
	INR/USD	07/14/11	5,584,708	41,708
	MXN/USD	09/21/11	82,632,765	795,521

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN — (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Royal Bank of Scotland PLC	INR/USD	07/14/11	$37,929,977	$47,977
	KRW/USD	07/14/11	72,560,314	2,277,314
	USD/CNY	05/09/12	65,681,894	72,169
UBS AG (London)	BRL/USD	07/14/11	88,239,068	4,110,122
	PHP/USD	07/14/11	33,239,590	40,590
	RUB/USD	07/14/11	34,018,444	819,444

TOTAL				$33,748,281

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Barclays Bank PLC	CNY/USD	07/07/11	$8,783,617	$(19,383)
	USD/BRL	07/14/11	55,692,188	(1,641,073)
	USD/CNY	05/09/12	109,270,448	(29,448)
	USD/EUR	09/21/11	38,068,134	(776,035)
	USD/INR	07/14/11	18,527,111	(320,111)
	USD/KRW	07/14/11	16,059,717	(394,748)
	USD/MYR	07/14/11	37,576,444	(389,444)
	USD/RUB	07/14/11	74,465,504	(653,504)
	USD/SGD	09/21/11	38,027,591	(436,591)
Citibank NA	CNY/USD	05/09/12	58,575,357	(285,573)
	MYR/USD	07/14/11	22,587,617	(110,580)
	PHP/USD	07/14/11	45,398,332	(61,873)
	RUB/USD	07/14/11	37,766,459	(115,541)
	USD/BRL	07/14/11	25,102,735	(761,735)
	USD/CLP	07/14/11	32,929,453	(815,291)
	USD/CNY	07/07/11	57,930,031	(105,257)
	USD/CNY	08/22/11	8,456,988	(21,988)
	USD/COP	07/25/11	17,572,303	(83,972)
	USD/COP	08/01/11	19,378,634	(134,589)
	USD/INR	07/14/11	92,868,766	(590,766)
	USD/KRW	07/14/11	29,591,118	(321,118)
	USD/RUB	07/14/11	77,796,988	(1,060,988)
Credit Suisse International (London)	PLN/USD	09/21/11	131,504,240	(1,607,766)
Deutsche Bank AG (London)	MYR/USD	07/14/11	37,311,145	(114,855)
	USD/BRL	07/14/11	31,501,028	(766,661)
	USD/IDR	07/14/11	15,650,153	(95,762)
	USD/INR	07/14/11	8,646,078	(74,078)
	USD/KRW	07/14/11	21,893,933	(142,933)
	USD/RUB	07/14/11	32,877,283	(739,206)
	USD/ZAR	09/21/11	26,188,620	(15,813)
HSBC Bank PLC	CNY/USD	05/09/12	58,188,492	(169,026)
	EUR/HUF	09/21/11	17,667,839	(153,196)
	ILS/USD	09/21/11	55,646,369	(512,007)
	MXN/USD	09/21/11	18,532,395	(9,605)
	PHP/USD	07/14/11	7,663,128	(22,872)
	RUB/USD	07/14/11	21,653,761	(312,239)
	SGD/USD	09/21/11	37,798,591	(14,409)
	USD/CNY	07/07/11	57,547,428	(210,807)
	USD/KRW	07/14/11	35,195,603	(855,701)
	USD/MYR	07/14/11	4,516,070	(66,070)
	USD/PEN	07/14/11	4,616,203	(19,203)
	USD/RUB	07/14/11	37,831,837	(447,837)
	USD/TWD	07/14/11	18,458,148	(264,845)
	USD/ZAR	09/21/11	32,670,656	(600,656)
Merrill Lynch & Co., Inc.	MYR/USD	07/14/11	7,331,729	(8,271)
Morgan Stanley & Co.	CNY/USD	05/09/12	58,188,492	(260,718)
	USD/CNY	07/07/11	57,547,428	(140,021)
	USD/EUR	09/21/11	38,068,134	(780,771)
	USD/ILS	09/21/11	28,910,018	(717,018)
	USD/PLN	09/21/11	24,030,826	(536,826)
Royal Bank of Canada	USD/BRL	07/14/11	19,401,656	(948,656)
	USD/ZAR	09/21/11	38,077,723	(693,723)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS — (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Royal Bank of Scotland PLC	MYR/USD	07/14/11	$37,019,477	$(64,523)
	PLN/USD	09/21/11	6,797,221	(68,779)
	USD/KRW	07/14/11	61,243,703	(809,703)
	USD/TWD	07/14/11	72,698,258	(376,258)
State Street Bank	USD/HUF	09/21/11	7,901,663	(231,663)
UBS AG (London)	EUR/PLN	09/21/11	19,277,391	(116,734)
	USD/INR	07/14/11	18,665,297	(225,297)

TOTAL				$(22,324,116)

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	Received by	Made by	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Gain (Loss)*

Barclays Bank PLC	TWD	546,000	06/03/16	3 month TWD	1.460%	$(42,045)
Deutsche Bank Securities, Inc.	CLP	20,000,000	03/19/12	2.650%	6 month Chilean Interbank Camara Rate Average	(1,139,446)
		8,550,000	08/20/12	4.150	6 month Chilean Interbank Camara Rate Average	(332,071)
		8,400,000	08/20/12	4.190	6 month Chilean Interbank Camara Rate Average	(318,702)
		8,146,000	09/04/12	4.120	6 month Chilean Interbank Camara Rate Average	(338,341)
	BRL	35,820	01/02/14	12.250	1 month Brazilian Interbank Deposit Average	(149,494)
		71,650	01/02/14	12.265	1 month Brazilian Interbank Deposit Average	(287,194)
		206,000	01/02/14	12.500	1 month Brazilian Interbank Deposit Average	(220,780)
	TWD	670,000	01/28/16	3 month TWD	1.630	(285,282)
	HUF	2,000,000	06/29/16	6.600	6 month BUBOR	66,193
	MXN	164,150	05/05/21	7.400	Mexico Interbank TIIE 28 Days	139,470
		367,400	06/08/21	7.300	Mexico Interbank TIIE 28 Days	52,192

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS — (continued)

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	Received by	Made by	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Gain (Loss)*

HSBC Bank PLC	PLN	93,500	06/29/21	5.410%	6 month WIBOR	$109,268
JPMorgan Securities, Inc.	CLP	9,600,000	07/29/12	4.010	6 month Chilean Interbank Camara Rate Average	(387,704)
		9,861,000	07/30/12	4.000	6 month Chilean Interbank Camara Rate Average	(402,409)
		8,462,000	09/27/12	4.460	6 month Chilean Interbank Camara Rate Average	(283,359)
		2,145,000	12/15/14	5.260	6 month Chilean Interbank Camara Rate Average	(74,557)
	TWD	393,000	01/26/21	3 month TWD	2.070%	(389,118)
	MXN	545,000	06/15/21	7.160	Mexico Interbank TIIE 28 Days	(427,204)
	ZAR	460,000	06/27/21	8.060	3 month JIBAR	(494,751)

TOTAL						$(5,205,334)

* There are no upfront payments on the swap contract(s), therefore the unrealized gain/loss of the swap contract(s) is equal to their market value.

TOTAL RETURN SWAP CONTRACTS

	Notional
	Amount		Reference	Termination	Financing	Unrealized
Counterparty	(000s)		Security	Date	Fee#	Gain (Loss)*

Deutsche Bank AG	COP	131,600	Titulos de Tesoreria, 4.750%, 02/23/23	07/05/11	Colombia Minimum Repo Rate +0.750%	$(220,160)

* There are no upfront payments on the swap contract(s), therefore the unrealized gain/loss of the swap contract(s) is equal to their market value.

# The Fund receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,236,489,794

Gross unrealized gain	77,634,598
Gross unrealized loss	(13,426,956)

Net unrealized security gain	$64,207,642

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 103.2%
Collateralized Mortgage Obligations — 7.7%
Adjustable Rate Non-Agency(a) — 1.9%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$266,157	2.801%	04/25/35	$237,130
American Home Mortgage Investment Trust Series 2004-3, Class 1A
8,190	0.556	10/25/34	7,652
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
277,157	2.475	04/25/34	243,455
Bear Stearns Alt-A Trust Series 2004-3, Class A1
93,356	0.826	04/25/34	74,433
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,286,798	2.567	07/25/35	930,922
Countrywide Alternative Loan Trust Series 2005-16, Class A1
969,585	1.923	06/25/35	625,763
Countrywide Alternative Loan Trust Series 2005-38, Class A1
270,220	1.778	09/25/35	170,292
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
314,707	2.831	02/19/34	281,030
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
369,257	3.067	11/20/34	308,932
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
659,268	0.456	10/20/45	409,108
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
397,371	0.426	01/19/36	226,064
Impac CMB Trust Series 2004-08, Class 1A
102,557	0.906	10/25/34	68,541
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
1,157,078	2.773	07/25/35	1,020,942
Master Adjustable Rate Mortgages Trust Series 2007-1, Class I2A3
1,275,931	1.018	01/25/47	537,667
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
1,232,209	2.654	10/25/34	1,086,819
Mortgage IT Trust Series 2005-5, Class A1
895,152	0.446	12/25/35	626,354
Sequoia Mortgage Trust Series 2004-09, Class A2
411,428	0.755	10/20/34	315,957
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
526,656	2.542	05/25/34	466,323
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
230,912	2.561	09/25/34	198,897
Structured Adjustable Rate Mortgage Loan Trust Series 2004-19, Class 2A2
131,686	2.562	01/25/35	87,523

			7,923,804

Interest Only(b) — 0.2%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
14,938	5.500	06/25/33	1,121
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
59,410	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
35,961	5.250	07/25/33	2,247
FHLMC STRIPS Series 256, Class 56
6,333,883	4.500	05/15/23	637,569

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — (contintued)
FNMA REMIC Series 2004-47, Class EI(a)(c)
$630,726	0.000%	06/25/34	$10,299
FNMA REMIC Series 2004-62, Class DI(a)(c)
257,023	0.000	07/25/33	3,062
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
26,592	0.123	08/25/33	118
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
7,897	0.320	07/25/33	92

			654,508

Inverse Floaters(a) — 0.0%
GNMA Series 2001-48, Class SA
14,245	25.884	10/16/31	21,459
GNMA Series 2001-51, Class SB
14,004	25.884	10/16/31	21,664

			43,123

Planned Amortization Class — 1.5%
FHLMC REMIC Series 3748, Class D
1,000,000	4.000	11/15/39	1,001,278
FNMA REMIC Series 2003-88, Class TH
5,000,000	4.500	09/25/18	5,358,029

			6,359,307

Regular Floater(a) — 1.1%
FHLMC REMIC Series 3038, Class XA(c)
7,787	0.000	09/15/35	7,730
Fosse Master Issuer PLC Series 2011-1A, Class A2(d)
1,750,000	1.619	10/18/54	1,747,608
Permanent Master Issuer PLC Series 2011-1A, Class 1A1(d)
2,600,000	1.669	07/15/42	2,597,389

			4,352,727

Sequential Fixed Rate — 3.0%
FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2
2,200,000	3.154	02/25/18	2,193,288
FHLMC REMIC Series 2042, Class N
365,229	6.500	03/15/28	413,074
FHLMC REMIC Series 2590, Class NV
1,000,000	5.000	03/15/18	1,085,695
FHLMC REMIC Series 2770, Class TW
7,300,000	4.500	03/15/19	7,872,675
FHLMC REMIC Series 2844, Class BY
185,216	4.000	06/15/18	189,069
FNMA REMIC Series 2000-16, Class ZG
570,457	8.500	06/25/30	659,136

			12,412,937

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$31,746,406

Commercial Mortgage-Backed Securities — 13.2%
Sequential Fixed Rate — 5.7%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2002-TOP6, Class A2
4,891,880	6.460	10/15/36	4,984,258
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4
1,750,000	5.431	10/15/49	1,908,081
Credit Suisse Mortgage Capital Certificates Trust Series 2006-C4, Class A3
825,000	5.467	09/15/39	883,258
GS Mortgage Securities Corp. II Series 2006-GG8, Class A4
1,900,000	5.560	11/10/39	2,068,128

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB17, Class A4
$2,900,000	5.429%	12/12/43	$3,130,983
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
3,640,000	5.156	02/15/31	3,950,936
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4
2,500,000	5.372	09/15/39	2,731,366
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4
3,500,000	5.308	11/15/48	3,745,592

			23,402,602

Sequential Floating Rate(a) — 7.5%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5,000,000	5.195	09/10/47	5,469,093
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4
2,000,000	5.731	05/10/45	2,219,391
Commercial Mortgage Pass-Through Certificates Series 2006-C7, Class A4
1,000,000	5.751	06/10/46	1,108,049
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11, Class A4
7,500,000	5.335	08/12/37	8,096,677
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP1, Class A4
2,000,000	5.038	03/15/46	2,152,131
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1, Class A4
3,000,000	5.430	02/12/39	3,251,982
Morgan Stanley Capital I Series 2006-HQ9, Class A4
2,769,000	5.731	07/12/44	3,062,918
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A4
2,250,000	5.860	05/15/43	2,468,610
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
3,000,000	5.860	05/15/43	3,292,127

			31,120,978

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$54,523,580

Federal Agencies — 82.3%
Adjustable Rate FHLMC(a) — 0.3%
237,742	2.586	04/01/33	249,081
102,220	2.569	09/01/33	107,056
44,450	2.368	10/01/34	46,345
84,712	2.500	11/01/34	88,770
83,838	2.494	02/01/35	87,856
303,905	2.561	06/01/35	318,446
311,232	2.567	08/01/35	326,141

			1,223,695

Adjustable Rate FNMA(a) — 1.0%
9,155	2.734	07/01/22	9,431
23,851	2.702	07/01/27	24,743
46,876	2.702	11/01/27	48,623
7,977	2.702	01/01/31	8,314
9,409	2.702	06/01/32	9,810
32,079	2.734	08/01/32	33,357
1,285,302	2.025	05/01/33	1,332,899
66,823	2.734	05/01/33	69,605
32,554	1.915	06/01/33	33,544
377,029	2.704	06/01/33	395,660
26,144	2.555	07/01/33	27,383

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$370,330	2.719%	08/01/33	$384,589
3,330	2.750	09/01/33	3,507
1,392	2.324	12/01/33	1,432
202,938	2.433	12/01/33	211,756
8,391	2.590	04/01/34	8,809
479,430	2.889	08/01/34	507,576
101,605	2.689	11/01/34	106,063
150,581	2.446	02/01/35	157,602
256,506	2.369	03/01/35	267,219
93,813	2.685	04/01/35	98,452
145,332	2.617	05/01/35	152,457
20,397	2.702	11/01/35	21,162
107,928	2.702	12/01/37	112,021
50,170	2.702	01/01/38	52,080
46,048	2.702	11/01/40	47,985

			4,126,079

Adjustable Rate GNMA(a) — 0.7%
55,190	3.375	06/20/23	56,739
26,034	2.625	07/20/23	26,678
27,228	2.625	08/20/23	27,904
70,401	2.625	09/20/23	72,157
20,253	2.375	03/20/24	20,826
175,352	3.375	04/20/24	180,489
21,493	3.375	05/20/24	22,119
185,235	3.375	06/20/24	190,967
102,393	2.625	07/20/24	105,573
139,029	2.625	08/20/24	143,117
44,220	2.625	09/20/24	45,379
52,050	2.125	11/20/24	53,935
19,793	2.125	12/20/24	20,513
27,482	2.500	12/20/24	29,023
35,274	2.375	01/20/25	36,621
17,984	2.375	02/20/25	18,674
62,274	3.375	05/20/25	64,615
48,768	2.625	07/20/25	50,676
23,867	2.375	02/20/26	24,626
1,314	2.625	07/20/26	1,352
65,218	2.375	01/20/27	67,620
23,746	2.375	02/20/27	24,528
180,879	3.375	04/20/27	186,654
20,410	3.375	05/20/27	21,063
18,951	3.375	06/20/27	19,559
7,275	2.125	11/20/27	7,507
29,707	2.125	12/20/27	30,614
57,306	2.375	01/20/28	59,173
20,135	2.250	02/20/28	20,786
21,429	2.375	03/20/28	22,131
109,547	2.625	07/20/29	112,970
46,553	2.625	08/20/29	48,010
13,502	2.625	09/20/29	13,926
56,386	2.125	10/20/29	58,182
67,730	2.125	11/20/29	69,893
17,121	2.125	12/20/29	17,676
21,731	2.250	01/20/30	22,462
12,052	2.250	02/20/30	12,460
50,750	2.250	03/20/30	52,541
64,547	3.375	04/20/30	66,748
170,238	3.375	05/20/30	176,797
14,118	3.375	06/20/30	14,601
139,559	2.625	07/20/30	145,739
25,726	2.625	09/20/30	26,928
49,449	1.875	10/20/30	51,103
217,865	1.750	12/20/34	224,742

			2,766,396

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — 23.3%
$14,331	6.000%	12/01/14	$14,842
1,211	7.000	04/01/15	1,254
17,012	6.000	03/01/16	18,497
1,453	5.000	09/01/16	1,558
16,077	5.000	11/01/16	17,234
1,087	5.000	12/01/16	1,166
48,193	5.000	01/01/17	51,732
87,797	5.000	02/01/17	94,321
73,332	5.000	03/01/17	78,781
138,794	5.000	04/01/17	149,110
3,146	5.000	05/01/17	3,380
4,322	5.000	08/01/17	4,643
371,560	5.000	09/01/17	399,174
420,916	5.000	10/01/17	452,202
237,301	5.000	11/01/17	254,938
244,397	5.000	12/01/17	262,561
292,499	5.000	01/01/18	314,796
700,953	5.000	02/01/18	754,284
684,246	5.000	03/01/18	736,822
581,413	5.000	04/01/18	626,311
64,237	4.500	05/01/18	68,465
404,686	5.000	05/01/18	436,001
104,000	5.000	06/01/18	111,889
97,831	5.000	07/01/18	105,079
56,149	5.000	08/01/18	60,361
37,096	5.000	09/01/18	39,997
128,994	5.000	10/01/18	139,039
145,814	5.000	11/01/18	157,146
67,907	5.000	12/01/18	73,217
14,465	5.000	01/01/19	15,596
4,217	5.000	02/01/19	4,552
395,754	5.500	04/01/20	429,917
1,531,855	4.500	08/01/23	1,627,434
121,973	7.000	04/01/31	138,076
1,772,770	7.000	09/01/31	2,007,000
548,801	7.000	04/01/32	619,466
1,540,703	7.000	05/01/32	1,739,087
751,304	6.000	05/01/33	834,006
39,176	5.500	12/01/33	42,561
620,460	5.000	12/01/35	661,178
572,664	5.500	01/01/36	621,430
1,326	5.500	02/01/36	1,437
26,322	5.000	02/01/37	28,124
12,928	6.000	04/01/37	14,337
3,678	6.000	07/01/37	4,079
162,561	6.000	09/01/37	180,305
273,152	5.500	02/01/38	295,138
61,675	6.000	07/01/38	68,484
1,569,946	5.500	10/01/38	1,696,308
833,450	5.500	12/01/38	900,533
170,538	6.000	12/01/38	189,364
85,928	6.000	01/01/39	95,568
187,126	5.500	02/01/39	202,187
3,347,901	4.500	05/01/39	3,488,748
7,145,786	4.500	09/01/39	7,444,573
1,997,276	4.500	10/01/39	2,081,303
8,072,564	4.000	11/01/39	8,092,977
3,161,822	5.500	01/01/40	3,416,313
33,038	4.000	08/01/40	33,131
88,330	4.000	09/01/40	88,578

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$31,794	3.500%	10/01/40	$30,413
352,475	3.500	11/01/40	337,164
128,390	4.000	11/01/40	128,750
134,031	3.500	12/01/40	128,209
1,925,193	4.000	12/01/40	1,930,589
1,202,556	4.500	12/01/40	1,243,942
207,767	4.500	01/01/41	214,940
70,980	3.500	02/01/41	67,875
976,333	4.000	02/01/41	980,795
693,132	4.000	03/01/41	696,193
1,115,561	4.500	03/01/41	1,153,976
1,790,149	4.500	04/01/41	1,851,963
272,793	4.500	05/01/41	282,231
42,000,000	5.000	TBA — 30yr(e)	44,552,810

			96,090,440

FNMA — 45.5%
2,216	5.500	04/01/16	2,401
2,990	5.500	08/01/16	3,240
34,290	5.500	11/01/16	37,149
27,247	5.500	12/01/16	29,519
37,900	5.500	01/01/17	41,060
2,889	5.500	05/01/17	3,134
13,679	5.500	07/01/17	14,841
2,016	5.500	09/01/17	2,187
27,033	5.500	01/01/18	29,329
21,355	5.500	02/01/18	23,169
2,796	6.000	02/01/18	3,063
895,783	2.800	03/01/18	883,358
625,057	5.000	03/01/18	670,643
39,771	5.500	04/01/18	43,098
2,530,000	3.840	05/01/18	2,611,390
9,210	5.500	05/01/18	9,980
31,165	6.000	05/01/18	34,144
825,496	5.000	06/01/18	885,699
1,710,434	4.000	08/01/18	1,806,817
40,828	5.000	09/01/18	43,807
166,495	6.000	11/01/18	182,405
180,317	7.000	11/01/18	197,678
1,615,020	4.500	12/01/18	1,724,542
307,549	6.000	12/01/18	336,939
258,447	6.000	01/01/19	283,145
6,512	5.500	02/01/19	7,083
28,492	5.500	04/01/19	30,993
82,946	6.000	04/01/19	90,873
6,838	5.500	05/01/19	7,434
17,847	6.000	05/01/19	19,553
40,466	5.500	07/01/19	44,018
101,146	5.500	08/01/19	110,023
45,212	5.500	09/01/19	49,181
105,266	5.500	10/01/19	114,504
39,260	5.500	11/01/19	42,706
28,109	5.500	12/01/19	30,577
177,118	5.500	02/01/20	192,572
827,117	4.500	03/01/20	883,207
896,701	3.416	10/01/20	879,890
1,295,100	3.375	11/01/20	1,266,239
45,518	5.500	01/01/21	49,513
3,692,372	4.377	04/01/21	3,873,316
67,994	7.000	09/01/21	78,952
208,324	7.000	06/01/22	242,069
92,540	7.000	07/01/22	107,499
29,096	4.500	04/01/23	30,904
2,011	7.000	01/01/29	2,295
852	5.500	04/01/29	930

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$3,304	7.000%	09/01/29	$3,770
4,127	7.000	02/01/30	4,711
37,942	7.000	08/01/31	43,233
2,268	7.000	03/01/32	2,579
2,549	7.000	04/01/32	2,898
3,130	7.000	05/01/32	3,559
11,898	7.000	06/01/32	13,531
2,846	7.000	07/01/32	3,237
120,628	6.000	01/01/33	133,402
4,954	6.000	02/01/33	5,478
609,540	5.500	04/01/33	663,017
94,370	6.000	06/01/33	104,810
32,943	6.000	07/01/33	36,587
136,738	5.000	08/01/33	146,001
7,329	5.000	09/01/33	7,826
15,346	5.500	09/01/33	16,690
73,358	6.000	09/01/33	81,462
15,379	6.000	10/01/33	17,077
8,117	5.000	11/01/33	8,667
8,329	5.000	01/01/34	8,894
116,508	5.500	02/01/34	126,694
23,769	5.500	03/01/34	25,846
31,388	5.500	04/01/34	34,132
546	5.500	06/01/34	594
132,570	5.500	07/01/34	144,153
23,893	5.500	08/01/34	25,982
63,765	5.500	10/01/34	69,329
56,857	6.000	11/01/34	62,915
713,084	5.500	12/01/34	775,200
1,237,309	6.000	12/01/34	1,369,160
8,680	5.000	03/01/35	9,263
18,381	5.000	04/01/35	19,616
750,227	6.000	04/01/35	829,391
20,089	5.500	06/01/35	21,832
138,031	5.000	07/01/35	147,273
44,914	5.500	07/01/35	48,812
62,489	5.000	08/01/35	66,687
33,554	5.500	08/01/35	36,466
102,556	5.000	09/01/35	109,446
26,530	5.500	09/01/35	28,825
36,304	5.000	10/01/35	38,743
427,898	6.000	10/01/35	472,847
35,078	5.000	11/01/35	37,434
11,926	5.500	12/01/35	12,964
10,565	6.000	12/01/35	11,664
574	5.500	02/01/36	624
27,562	5.500	04/01/36	29,919
15,026	6.000	04/01/36	16,569
77,820	6.000	05/01/36	85,657
20,649	5.000	07/01/36	22,036
307,057	6.000	11/01/36	337,980
260,130	6.000	01/01/37	286,328
22,147	5.500	02/01/37	24,090
73,049	5.500	04/01/37	79,479
4,833	5.500	05/01/37	5,254
178,108	5.000	06/01/37	190,199
2,104	5.500	06/01/37	2,287
32,945	5.500	07/01/37	35,815
7,368	5.500	08/01/37	8,010
353,163	6.500	10/01/37	399,915
1,017	5.500	12/01/37	1,106
2,309	5.500	02/01/38	2,511
29,892	5.500	03/01/38	32,496
120,834	5.500	04/01/38	131,391
29,405	5.500	05/01/38	31,984

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$1,960,644	6.000%	05/01/38	$2,157,144
7,230	5.500	06/01/38	7,859
8,377	5.500	07/01/38	9,106
8,197	5.500	08/01/38	8,909
5,841	5.500	09/01/38	6,348
3,913,828	6.000	11/01/38	4,306,079
2,864	5.500	12/01/38	3,113
1,771,848	5.000	01/01/39	1,891,033
1,253,668	6.500	01/01/39	1,422,091
36,514	5.500	02/01/39	39,740
122,225	4.000	07/01/39	122,582
66,928	4.500	07/01/39	69,799
28,781	4.500	08/01/39	30,016
287,789	5.500	08/01/39	313,011
90,541	4.500	09/01/39	94,424
707,011	4.500	10/01/39	737,335
457,862	4.500	11/01/39	477,357
27,927	4.500	12/01/39	29,116
60,801	4.500	01/01/40	63,390
6,988,345	3.500	01/01/41	6,691,482
17,944,842	3.500	02/01/41	17,182,548
7,983,732	3.500	03/01/41	7,644,584
991,474	5.000	04/01/41	1,055,460
20,000,000	3.500	TBA — 15yr(e)	20,362,500
28,000,000	4.000	TBA — 30yr(e)	28,000,000
8,000,000	4.500	TBA — 30yr(e)	8,276,875
4,000,000	5.000	TBA — 30yr(e)	4,249,375
52,000,000	6.000	TBA — 30yr(e)	57,143,122

			188,007,813

GNMA — 11.5%
282,598	5.500	07/15/20	306,692
387,882	3.950	07/15/25	400,525
3,690	6.000	03/15/26	4,136
21,490	6.000	04/15/26	24,088
884,042	5.500	01/15/39	974,624
884,944	4.500	05/15/39	936,831
1,893,455	4.500	06/15/39	2,004,474
887,653	4.500	07/15/39	939,698
91,274	4.500	10/15/39	96,626
2,063,073	3.500	11/15/40	2,005,693
17,000,000	4.500	TBA — 30yr(e)	17,925,234
20,000,000	5.000	TBA — 30yr(e)	21,681,250

			47,299,871

TOTAL FEDERAL AGENCIES			$339,514,294

TOTAL MORTGAGE-BACKED OBLIGATIONS			$425,784,280

Asset-Backed Securities — 6.2%
Home Equity — 0.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(d)
$570,000	1.436%	10/25/37	$421,615
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(d)
1,100,000	1.636	10/25/37	502,855
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
17,680	0.447	10/15/28	16,859
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
89,569	0.447	06/15/29	80,234
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
51,726	0.407	12/15/29	39,732
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
509,074	0.477	02/15/34	369,883

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A(a)
$52,629	0.477%	12/15/33	$41,294
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(a)
200,965	0.467	02/15/34	130,419
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A(a)
322,064	0.427	04/15/35	183,859
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
369,633	7.000	09/25/37	267,984
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
474,884	7.000	09/25/37	331,944
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII(a)
202,384	0.666	03/25/34	137,834

			2,524,512

Student Loan(a) — 5.6%
Access Group, Inc. Series 2005-2, Class A1
110,941	0.359	08/22/17	110,879
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
1,566,480	0.357	09/25/23	1,555,956
Brazos Higher Education Authority, Inc. Series 2010-1, Class A1
2,078,495	1.157	05/25/29	2,083,102
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
2,000,000	1.057	02/25/30	1,974,086
Brazos Higher Education Authority, Inc. Series 2011-2, Class A3
1,800,000	1.247	10/27/36	1,687,589
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2004 I-A-2
3,184,491	0.407	06/27/22	3,160,854
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
1,601,250	0.327	12/26/18	1,587,319
College Loan Corp. Trust Series 2004-1, Class A3
1,469,976	0.434	04/25/21	1,468,685
Education Funding Capital Trust I Series 2004-1, Class A2
657,512	0.407	12/15/22	651,258
Educational Services of America, Inc. Series 2010-1, Class A1(d)
191,124	1.124	07/25/23	191,459
Goal Capital Funding Trust Series 2010-1, Class A(d)
736,379	0.957	08/25/48	728,036
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
565,069	1.207	02/25/42	557,364
Louisiana Public Facilities Authority Series 2011-A, Class A3
1,200,000	1.257	04/25/35	1,145,772
Nelnet Student Loan Trust Series 2010-3A, Class A(d)
728,435	1.054	07/27/48	729,129
Northstar Education Finance, Inc. Series 2004-1, Class A4
2,000,000	0.463	04/29/19	1,985,529
Northstar Education Finance, Inc. Series 2005-1, Class A1
248,110	0.373	10/28/26	246,185
SLC Student Loan Center Series 2011-1, Class A(d)
974,890	1.406	10/25/27	974,889
SLM Student Loan Trust Series 2003-10A, Class A1D(c)(d)
350,000	0.000	12/15/16	349,891
SLM Student Loan Trust Series 2003-10A, Class A1E(c)(d)
368,600	0.000	12/15/16	368,485
South Carolina Student Loan Corp. Series 2005, Class A2
1,500,000	0.374	12/01/20	1,432,513
US Education Loan Trust LLC Series 2006-1, Class A2(d)
277,966	0.384	03/01/25	273,082

			23,262,062

TOTAL ASSET-BACKED SECURITIES			$25,786,574

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 0.8%

Interest Rate Swaptions
Citibank NA Put - OTC — 5 year Interest Rate Swap Strike Price 2.605
$16,200,000	2.605%	02/21/12	$300,090
Citibank NA Call - OTC — 5 year Interest Rate Swap Strike Price 2.605
16,200,000	2.605	02/21/12	231,845
Citibank NA Put - OTC — 5 year Interest Rate Swap Strike Price 2.675
16,200,000	2.675	02/21/12	333,433
Citibank NA Call - OTC — 5 year Interest Rate Swap Strike Price 2.675
16,200,000	2.675	02/21/12	211,418
Citibank NA Put - OTC — 10 year Interest Rate Swap Strike Price 3.595
11,300,000	3.595	02/24/12	347,282
Citibank NA Call - OTC — 10 year Interest Rate Swap Strike Price 3.595
11,300,000	3.595	02/24/12	335,212
Citibank NA Put - OTC — 10 year Interest Rate Swap Strike Price 3.560
5,500,000	3.560	06/15/12	162,082
Citibank NA Call - OTC — 10 year Interest Rate Swap Strike Price 3.560
5,500,000	3.560	06/15/12	242,750
Deutsche Bank Securities, Inc. Put - OTC — 30 year Interest Rate Swap Strike Price 4.080
4,000,000	4.080	06/25/12	216,008
Deutsche Bank Securities, Inc. Call - OTC — 30 year Interest Rate Swap Strike Price 4.080
4,000,000	4.080	06/25/12	357,893
Morgan Stanley Capital Services, Inc. Put - OTC — 30 year Interest Rate Swap Strike Price 4.260
6,300,000	4.260	02/21/12	387,490
Morgan Stanley Capital Services, Inc. Call - OTC — 30 year Interest Rate Swap Strike Price 4.260
6,300,000	4.260	02/21/12	336,019

TOTAL OPTIONS PURCHASED — 0.8%			$3,461,522

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$455,032,376

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(f) — 40.8%
Repurchase Agreement — 40.8%
Joint Repurchase Agreement Account II
$168,200,000	0.077%	07/01/11	$168,200,000

TOTAL INVESTMENTS — 151.0%			$623,232,376

LIABILITIES IN EXCESS OF OTHER ASSETS — (51.0)%			(210,482,745)

NET ASSETS — 100.0%			$412,749,631

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $8,884,438, which represents approximately 2.2% of net assets as of June 30, 2011.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $202,191,166 which represents approximately 49.0% of net assets as of June 30, 2011.

(f) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(e)	Date	Amount	Value

FHLMC	5.000%	TBA — 15yr	7/19/11	$(3,000,000)	$(3,215,860)
FHLMC	5.500	TBA — 30yr	7/14/11	(6,000,000)	(6,480,937)
FNMA	3.500	TBA — 30yr	7/14/11	(20,000,000)	(19,129,688)
FNMA	3.500	TBA — 30yr	8/11/11	(10,000,000)	(9,538,281)

TOTAL (Proceeds Receivable: $38,722,109)					$(38,364,766)

FUTURES CONTRACTS — At June 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Ultra Long U.S. Treasury Bonds	(81)	September 2011	$(10,226,250)	$191,054
2 Year U.S. Treasury Notes	455	September 2011	99,801,406	(117,291)
5 Year U.S. Treasury Notes	(278)	September 2011	(33,136,297)	185,036
10 Year U.S. Treasury Notes	32	September 2011	3,914,500	(553)
30 Year U.S. Treasury Bonds	178	September 2011	21,899,563	(136,517)

TOTAL				$121,729

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
						Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$10,900	11/23/14	3 month LIBOR	2.116%	$(46,185)	$—	$(46,185)
	9,700	11/23/19	3.587%	3 month LIBOR	24,748	—	24,748
	4,300	07/01/24	4.479	3 month LIBOR	(23,467)	—	(23,467)
	3,500	11/23/27	3 month LIBOR	4.206	11,471	—	11,471
	4,200	12/21/31	4.250	3 month LIBOR	104,809	208,125	(103,316)
	1,500	05/15/37	3 month LIBOR	3.962	32,150	—	32,150
	2,400	07/01/44	3 month LIBOR	4.595	17,723	—	17,723
Deutsche Bank Securities, Inc.	3,300	12/21/21	3 month LIBOR	3.500	(2,489)	(23,966)	21,477
JPMorgan Securities, Inc.	40,200	06/30/13	3 month LIBOR	0.750	(652)	(24,374)	23,722
Morgan Stanley Capital Services, Inc.	44,500	06/30/13	3 month LIBOR	0.750	(722)	(27,154)	26,432
	38,400	12/21/13	1.250	3 month LIBOR	167,739	227,424	(59,685)
	38,400	12/21/13	3 month LIBOR	1.250	(167,738)	(223,680)	55,942
	2,000	12/21/18	3 month LIBOR	3.250	(36,420)	(60,997)	24,577

TOTAL					$80,967	$75,378	$5,589

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2011.

WRITTEN OPTIONS CONTRACTS — For the period ended June 30, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$10,000	$(108,875)

Contracts Written	39,000	(303,240)
Contracts Bought to Close	(27,000)	234,870
Contracts Expired	(22,000)	177,245

Contracts Outstanding June 30, 2011	$—	$—

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$621,898,614

Gross unrealized gain	7,016,712
Gross unrealized loss	(5,682,950)

Net unrealized security gain	$1,333,762

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of June 30, 2011:

EMERGING MARKETS DEBT
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$442,158,930	$—
Corporate Obligations	—	148,212,967	—
Structured Notes	—	11,767,975	—
Short-term Investments	—	32,400,000	—

Total	$—	$634,539,872	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts*	$—	$2,814,870	$—
Futures Contracts*	172,222	—	—
Interest Rate Swap Contracts	—	3,817	—
Credit Default Swap Contracts	—	66,097	—

Total	$172,222	$2,884,784	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(4,407,908)	$—
Futures Contracts*	(523,639)	—	—
Interest Rate Swap Contracts	—	(159,661)	—
Credit Default Swap Contracts	—	(135,777)	—

Total	$(523,639)	$(4,703,346)	$—

HIGH YIELD
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$4,731,349,394	$—
Senior Term Loans	—	32,422,574	—
Common Stock and/or Other Equity Investments	25,543,283	24,507,484	—
Short-term Investments	—	1,000,000	—

Total	$25,543,283	$4,789,279,452	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts*	$—	$866,437	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(3,981,023)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD FLOATING RATE
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$53,194,212	$—
Senior Term Loans	—	465,595,949	—
Short-term Investments	—	111,200,000	—

Total	$—	$629,990,161	$—

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Credit Default Swap Contracts	$—	$(389,537)	$—

INVESTMENT GRADE CREDIT
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$427,446,562	$—
Mortgage-Backed Obligations	—	24,707,679	—
Asset-Backed Securities	—	3,588,579	—
Foreign Debt Obligations	—	15,801,228	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	1,196,628	469,951	—
Municipal Debt Obligations	—	32,223,614	—
Common Stock and/or Other Equity Investments	—	1,691,692	—
Short-term Investments	—	13,000,000	—

Total	$1,196,628	$518,929,305	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Options Purchased	$—	$4,293,215	$—
Futures Contracts*	118,653	—	—
Interest Rate Swap Contracts	—	427,757	—

Total	$118,653	$4,720,972	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(62,645)	$—
Futures Contracts*	(530,703)	—	—
Interest Rate Swap Contracts	—	(351,069)	—
Credit Default Swap Contracts	—	(1,466,175)	—

Total	$(530,703)	$(1,879,889)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LOCAL EMERGING MARKETS DEBT
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,476,000,437	$—
Structured Notes	—	116,902,720	—
Corporate Obligations	—	130,294,279	—
Short-term Investments	—	577,500,000	—

Total	$—	$2,300,697,436	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts*	$—	$33,748,281	$—
Interest Rate Swap Contracts	—	367,123	—

Total	$—	$34,115,404	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(22,324,116)	$—
Interest Rate Swap Contracts	—	(5,572,457)	—
Total Return Swap Contracts	—	(220,160)	—

Total	$—	$(28,116,733)	$—

U.S. MORTGAGES
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$425,784,280	$—
Asset-Backed Securities	—	25,786,574	—
Short-term Investments	—	168,200,000	—

Total	$—	$619,770,854	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(38,364,766)	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Options Purchased	$—	$3,461,522	$—
Futures Contracts*	376,090	—	—
Interest Rate Swap Contracts	—	358,640	—

Total	$376,090	$3,820,162	$—

Liabilities
Futures Contracts*	(254,361)
Interest Rate Swap Contracts	—	(277,673)	—

Total	$(254,361)	$(277,673)	$—

* Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended June 30, 2011, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following tables set forth, by certain risk types, the gross value of these derivative contracts for trading activities as of June 30, 2011. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.
Emerging Markets Debt

Risk	Assets	Liabilities
Interest rate	$176,039	$(683,300	)(a)

Credit	66,097	(135,777	)(a)

Currency	2,814,870	(4,407,908)

Total	$3,057,006	$(5,226,985)

High Yield

Risk	Assets	Liabilities
Currency	$866,437	$(3,981,023)

High Yield Floating Rate

Risk	Assets	Liabilities
Credit	$—	$(389,537	)(a)

Investment Grade Credit

Risk	Assets	Liabilities
Interest rate	$4,839,625	$(881,772	)(a)

Credit	—	(1,466,175	)(a)

Currency	—	(62,645)

Total	$4,839,625	$(2,410,592)

Local Emerging Markets Debt

Risk	Assets	Liabilities
Interest rate	$367,123	$(5,792,617	)(a)

Currency	33,748,281	(22,324,116)

Total	$34,115,404	$(28,116,733)

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
U.S. Mortgages

Risk	Assets	Liabilities

Interest rate	$4,196,252	$(532,034	)(a)

(a) Aggregate of amounts include $295,438, $389,537, $2,347,947, $5,792,617 and $277,673 for Emerging Markets Debt, High Yield Floating Rate, Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, their failure to pay on their obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.
Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.
Forward Foreign Currency Exchange Contracts — All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, swap, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, swap, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, swap, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
Swap Contracts — Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, GSAM considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional

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amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
     A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
Mortgage-Backed and Asset-Backed Securities — The High Yield, Investment Grade Credit and U.S. Mortgages Funds may invest in mortgage-backed securities, and each Fund, except the High Yield Floating Rate Fund, may invest in asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security through maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Investment Grade Credit and U.S. Mortgages Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
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June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2011, the Funds had undivided interests in the Joint Repurchase Agreement Account II with a maturity date of July 1, 2011, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Emerging Markets Debt	$32,400,000	$32,400,069	$33,080,877

High Yield	1,000,000	1,000,002	1,021,015

High Yield Floating Rate	111,200,000	111,200,238	113,536,838

Investment Grade Credit	13,000,000	13,000,028	13,273,192

Local Emerging Markets Debt	577,500,000	577,501,235	589,636,007

U.S. Mortgages	168,200,000	168,200,360	171,734,678

REPURCHASE AGREEMENTS — At June 30, 2011, the Principal Amounts of the Funds’ interest in the Joint Repurchase
Agreement Account II were as follows:

		Emerging			Investment	Local
	Interest	Markets	High	High Yield	Grade	Emerging	U.S.
Counterparty	Rate	Debt	Yield	Floating Rate	Credit	Markets Debt	Mortgages

BNP Paribas Securities Co.	0.080%	$11,656,858	$359,779	$40,007,488	$4,677,135	$207,772,701	$60,514,923

Citigroup Global Markets, Inc.	0.080	8,664,857	267,434	29,738,644	3,476,640	154,443,049	44,982,374

JPMorgan Securities	0.050	3,282,143	101,301	11,264,638	1,316,909	58,501,155	17,038,778

Wells Fargo Securities LLC	0.080	8,796,142	271,486	30,189,230	3,529,316	156,783,095	45,663,925

TOTAL		$32,400,000	$1,000,000	$111,200,000	$13,000,000	$577,500,000	$168,200,000

At June 30, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	4.000 to 5.000%	04/01/21 to 06/01/41

Federal National Mortgage Association	3.500 to 6.500	03/01/18 to 07/01/41

Government National Mortgage Association	3.500 to 6.000	02/15/26 to 06/20/41

Senior Term Loans — The Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit and Local Emerging Markets Debt Funds may invest in Senior Term Loans, which are not registered securities under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior Term Loans are portions of loans originated by banks and sold in pieces to investors, typically on an extended delivery basis. These floating rate loans (“Loans”) in which a Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in a Fund having a contractual relationship only with the Lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which they have purchased the Participation. As a result, a Fund

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Term Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Senior Term Loans are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.
Structured Notes — The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain or loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Funds will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, issuer, liquidity and interest rate risks.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended delivery basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must “set aside” liquid assets, or engage in other appropriate measures to “cover” their obligations under these contracts.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
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June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.
Redemption Proceeds Risk — The High Yield Floating Rate Fund may at times purchase securities with settlement periods that are longer than the time period required to pay redemption proceeds. In unusual circumstances, the High Yield Floating Rate Fund may pay redemption proceeds up to seven calendar days following receipt of a properly executed redemption request.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 26, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	August 26, 2011

* Print the name and title of each signing officer under his or her signature.